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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-04041
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                       GE INVESTMENTS FUNDS, INC.
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  9/30/04
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)



                                                           NUMBER OF SHARES                           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 94.1%
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.4%
Carnival Corp.                                                  21,096                              $  997,630
Comcast Corp. (Class A Special)                                 57,310                               1,600,095      (a)
Comcast Corp. (Class A)                                          2,084                                  58,852      (a)
eBay Inc.                                                        2,397                                 220,380      (a)
Harley-Davidson Inc.                                             6,600                                 392,304
Home Depot Inc.                                                 27,959                               1,095,993
IAC/InterActiveCorp                                              1,824                                  40,164      (a)
Liberty Media Corp. (Series A)                                 197,729                               1,724,197    (a,h)
Liberty Media International Inc. (Series A)                      8,459                                 282,209      (a)
Lowe's Cos. Inc.                                                16,857                                 916,178
News Corp. Ltd. ADR                                              6,079                                 190,455
Omnicom Group                                                    5,992                                 437,776
Target Corp.                                                    43,983                               1,990,231
Time Warner Inc.                                                42,098                                 679,462      (a)
Tribune Co.                                                     14,284                                 587,787
Viacom Inc. (Class B)                                           34,995                               1,174,432
                                                                                                    12,388,145

CONSUMER STAPLES - 8.7%
Altria Group Inc.                                                1,563                                  73,524
Anheuser-Busch Cos. Inc.                                        13,460                                 672,327
Avon Products Inc.                                               2,015                                  88,015
Clorox Co.                                                      25,031                               1,334,152
Colgate-Palmolive Co.                                           22,440                               1,013,839
Kellogg Co.                                                     13,500                                 575,910
Kimberly-Clark Corp.                                            16,636                               1,074,519
PepsiCo Inc.                                                    46,397                               2,257,214
Procter & Gamble Co.                                            15,804                                 855,312
Sara Lee Corp.                                                   5,940                                 135,705
Wal-Mart Stores Inc.                                            24,920                               1,325,744
                                                                                                     9,406,261

ENERGY - 8.7%
Baker Hughes Inc.                                                3,677                                 160,758
Burlington Resources Inc.                                       33,761                               1,377,449
ConocoPhillips Co.                                              13,549                               1,122,535
Devon Energy Corp.                                               1,741                                 123,628
EnCana Corp.                                                    12,678                                 586,991
Exxon Mobil Corp.                                               86,573                               4,184,073      (h)
Nabors Industries Ltd.                                           8,770                                 415,260      (a)
Schlumberger Ltd.                                               21,324                               1,435,318
                                                                                                     9,406,012

FINANCIALS - 20.9%
AFLAC Inc.                                                       7,207                                 282,586
Allstate Corp.                                                  21,015                               1,008,510
American Express Co.                                             4,606                                 237,025      (h)
American International Group Inc.                               49,302                               3,352,043
Bank of America Corp.                                           64,795                               2,807,567      (h)
Berkshire Hathaway Inc. (Class B)                                  168                                 482,328      (a)
Chubb Corp.                                                      2,953                                 207,537
Citigroup Inc.                                                  80,069                               3,532,644      (h)
Federal Home Loan Mortgage Corp.                                 5,815                                 379,371
Federal National Mortgage Assoc.                                32,721                               2,074,511
Hartford Financial Services Group Inc.                           7,469                                 462,555
HCC Insurance Holdings Inc.                                      1,839                                  55,446
JP Morgan Chase & Co.                                           14,154                                 562,338
Lincoln National Corp.                                           1,563                                  73,461
Marsh & McLennan Cos. Inc.                                      18,496                                 846,377
MBNA Corp.                                                       7,468                                 188,194
Mellon Financial Corp.                                          25,224                                 698,453
Merrill Lynch & Co. Inc.                                         2,902                                 144,287
Morgan Stanley                                                  18,005                                 887,647
North Fork Bancorporation Inc.                                   2,917                                 129,661      (l)
Principal Financial Group                                        7,382                                 265,531
Prudential Financial Inc.                                        7,555                                 355,387
SLM Corp.                                                        5,514                                 245,924
State Street Corp.                                              40,195                               1,716,728      (e)
US Bancorp                                                      13,743                                 397,173
Wachovia Corp.                                                   2,692                                 126,389
Wells Fargo & Co.                                               19,614                               1,169,583
                                                                                                    22,689,256

HEALTHCARE - 11.6%
Abbott Laboratories                                             52,501                               2,223,942      (h)
Amgen Inc.                                                       3,352                                 189,991      (a)
Cardinal Health Inc.                                             8,701                                 380,843
DENTSPLY International Inc.                                      3,473                                 180,388
HCA Inc.                                                         6,078                                 231,876
Johnson & Johnson                                               41,506                               2,338,033
Lincare Holdings Inc.                                           20,840                                 619,156      (a)
Medtronic Inc.                                                   3,483                                 180,768
Pfizer Inc.                                                    134,861                               4,126,747
Smith & Nephew PLC. ADR                                          1,737                                  80,510
UnitedHealth Group Inc.                                          9,604                                 708,199
Wyeth                                                           37,599                               1,406,203
                                                                                                    12,666,656

INDUSTRIALS - 8.1%
Burlington Northern Santa Fe Corp.                              18,230                                 698,391
CheckFree Corp.                                                  3,578                                  99,003      (a)
Corinthian Colleges Inc.                                         4,777                                  64,394      (a)
Danaher Corp.                                                    5,609                                 287,630
Deere & Co.                                                     14,155                                 913,705
Dover Corp.                                                     20,840                                 810,051      (h)
Eaton Corp.                                                      8,814                                 558,896
Emerson Electric Co.                                             3,473                                 214,944
General Dynamics Corp.                                           6,252                                 638,329
Lockheed Martin Corp.                                            4,839                                 269,919
Northrop Grumman Corp.                                          14,129                                 753,500
Paccar Inc.                                                      3,845                                 265,766
Pitney Bowes Inc.                                                1,867                                  82,335
Southwest Airlines Co.                                          22,250                                 303,045
3M Co.                                                           3,126                                 249,986
Tyco International Ltd.                                         27,595                                 846,063
Union Pacific Corp.                                              5,036                                 295,110
United Technologies Corp.                                       10,246                                 956,771
Waste Management Inc.                                           20,033                                 547,702
                                                                                                     8,855,540

INFORMATION TECHNOLOGY - 15.9%
Analog Devices Inc.                                             21,898                                 849,204
Applied Materials Inc.                                          30,591                                 504,446    (a,h)
Automatic Data Processing Inc.                                  15,283                                 631,494
BMC Software Inc.                                               11,288                                 178,463      (a)
Certegy Inc.                                                    11,225                                 417,682
Cisco Systems Inc.                                              71,551                               1,295,073      (a)
Dell Inc.                                                       30,999                               1,103,564      (a)
EMC Corp.                                                       18,220                                 210,259      (a)
First Data Corp.                                                59,364                               2,582,334
Intel Corp.                                                     61,852                               1,240,751
International Business Machines Corp.                           17,193                               1,474,128
Intuit Inc.                                                     14,653                                 665,246      (a)
Microsoft Corp.                                                128,167                               3,543,818
Molex Inc. (Class A)                                            30,913                                 813,321
Oracle Corp.                                                    99,041                               1,117,182      (a)
Paychex Inc.                                                     3,039                                  91,626
Siebel Systems Inc.                                              8,685                                  65,485      (a)
Unisys Corp.                                                    29,523                                 304,677      (a)
Yahoo! Inc.                                                      6,599                                 223,772      (a)
                                                                                                    17,312,525

MATERIALS - 3.3%
Alcoa Inc.                                                      13,201                                 443,422
Barrick Gold Corp.                                              14,501                                 305,101
Freeport-McMoRan Copper & Gold Inc. (Class B)                    7,815                                 316,508
Newmont Mining Corp.                                            13,894                                 632,594
Praxair Inc.                                                    19,398                                 829,071
Rohm & Haas Co.                                                  8,944                                 384,324
Weyerhaeuser Co.                                                10,941                                 727,358
                                                                                                     3,638,378

TELECOMMUNICATION SERVICES - 3.1%
SBC Communications Inc.                                         10,420                                 270,399
Sprint Corp.                                                     8,685                                 174,829
Verizon Communications Inc.                                     22,661                                 892,390      (h)
Vodafone Group PLC. ADR                                         84,282                               2,032,039
                                                                                                     3,369,657

UTILITIES - 2.4%
Dominion Resources Inc.                                         16,584                               1,082,106
Entergy Corp.                                                    9,652                                 585,008
Exelon Corp.                                                    13,632                                 500,158
PG&E Corp.                                                      14,591                                 443,566      (a)
                                                                                                     2,610,838

TOTAL COMMON STOCK
(COST $94,164,944)                                                                                 102,343,268

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EXCHANGE TRADED FUNDS - 3.3%
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Financial Select Sector SPDR Fund                               24,853                                 707,316      (l)
Industrial Select Sector SPDR Fund                              99,955                               2,834,724      (l)

TOTAL EXCHANGE TRADED FUNDS
(COST $3,306,748)                                                                                    3,542,040

TOTAL INVESTMENTS IN SECURITIES
(COST $ 97,471,692)                                                                                105,885,308

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.6%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                               2,432,783                               2,432,783      (j)
State Street Navigator Securities
   Lending Prime Portfolio                                   3,679,827                               3,679,827    (e,m)

TOTAL SHORT-TERM INVESTMENTS
(COST $6,112,610)                                                                                    6,112,610

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.0)%                                                 (3,280,122)

                                                                                                  ------------
NET ASSETS - 100%                                                                                 $108,717,796
                                                                                                  ============

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OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The U.S. Equity Fund had the following long futures contracts open at September 30, 2004:


                                                                   NUMBER OF             CURRENT
DESCRIPTION                               EXPIRATION DATE          CONTRACTS          NOTIONAL VALUE      UNREALIZED DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                      December 2004               2                 $557,450                $(4,550)


S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)



                                                       NUMBER
                                                     OF SHARES                             VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.3%
----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.9%
Autonation Inc.                                         14,500                           $247,660     (a)
Autozone Inc.                                            4,444                            343,299     (a)
Bed Bath & Beyond Inc.                                  16,400                            608,604     (a)
Best Buy Co. Inc.                                       17,500                            949,200
Big Lots Inc.                                            6,600                             80,718     (a)
Black & Decker Corp.                                     4,307                            333,534
Boise Cascade Corp.                                      4,723                            157,181
Brunswick Corp.                                          5,068                            231,912
Carnival Corp.                                          34,000                          1,607,860
Centex Corp.                                             6,720                            339,091
Circuit City Stores Inc.                                11,226                            172,207
Clear Channel Communications Inc.                       31,500                            981,855
Coach Inc.                                              10,300                            436,926     (a)
Comcast Corp. (Class A)                                119,839                          3,384,253     (a)
Cooper Tire & Rubber Co.                                 4,223                             85,178
Dana Corp.                                               8,441                            149,321
Darden Restaurants Inc.                                  8,729                            203,560
Delphi Corp.                                            30,258                            281,097
Dillard's Inc. (Class A)                                 4,795                             94,653
Dollar General Corp.                                    18,191                            366,549
Dow Jones & Co. Inc.                                     4,442                            180,390
Eastman Kodak Co.                                       15,175                            488,938
eBay Inc.                                               35,400                          3,254,676     (a)
Family Dollar Stores Inc.                                9,300                            252,030
Federated Department Stores                              9,704                            440,853
Ford Motor Co.                                          98,399                          1,382,506
Fortune Brands Inc.                                      7,641                            566,122
Gannett Co. Inc.                                        14,208                          1,190,062
Gap Inc.                                                48,618                            909,157
General Motors Corp.                                    30,347                          1,289,141
Genuine Parts Co.                                        9,196                            352,943
Goodyear Tire & Rubber Co.                               9,419                            101,160     (a)
Harley-Davidson Inc.                                    15,900                            945,096
Harrah's Entertainment Inc.                              6,235                            330,330
Hasbro Inc.                                              9,396                            176,645
Hilton Hotels Corp.                                     21,088                            397,298
Home Depot Inc.                                        117,818                          4,618,466
International Game Technology                           18,900                            679,455
Interpublic Group of Cos. Inc.                          22,230                            235,416     (a)
JC Penney Co. Inc.                                      14,887                            525,213
Johnson Controls Inc.                                   10,382                            589,801
Jones Apparel Group Inc.                                 6,800                            243,440
KB Home                                                  2,580                            217,984
Knight-Ridder Inc.                                       4,200                            274,890
Kohl's Corp.                                            18,400                            886,696     (a)
Leggett & Platt Inc.                                    10,300                            289,430
Liz Claiborne Inc.                                       5,830                            219,908
Lowe's Cos. Inc.                                        41,728                          2,267,917
Ltd. Brands                                             25,436                            566,968
Marriott International Inc. (Class A)                   12,322                            640,251
Mattel Inc.                                             21,651                            392,533
May Department Stores Co.                               15,884                            407,107
Maytag Corp.                                             4,395                             80,736
McDonald's Corp.                                        67,934                          1,904,190
McGraw-Hill Cos. Inc.                                   10,370                            826,385
Meredith Corp.                                           2,598                            133,485
New York Times Co. (Class A)                             8,188                            320,151
Newell Rubbermaid Inc.                                  14,956                            299,718
Nike Inc. (Class B)                                     14,304                          1,127,155
Nordstrom Inc.                                           7,392                            282,670
Office Depot Inc.                                       17,300                            260,019     (a)
Omnicom Group                                            9,900                            723,294
Pulte Homes Inc.                                         6,844                            420,016
RadioShack Corp.                                         8,456                            242,180
Reebok International Ltd.                                3,330                            122,278
Sears Roebuck and Co.                                   11,445                            456,083
Sherwin-Williams Co.                                     7,863                            345,658
Snap-On Inc.                                             3,309                             91,196
Stanley Works                                            4,226                            179,732
Staples Inc.                                            26,400                            787,248
Starbucks Corp.                                         21,200                            963,752     (a)
Starwood Hotels & Resorts Worldwide Inc.                11,300                            524,546
Target Corp.                                            48,352                          2,187,928
Tiffany & Co.                                            7,900                            242,846
Time Warner Inc.                                       245,914                          3,969,052   (a,h)
TJX Cos. Inc.                                           26,380                            581,415
Toys R US Inc.                                          11,935                            211,727     (a)
Tribune Co.                                             16,918                            696,176
Univision Communications Inc. (Class A)                 17,600                            556,336     (a)
VF Corp.                                                 6,002                            296,799
Viacom Inc. (Class B)                                   93,407                          3,134,739
Visteon Corp.                                            7,486                             59,813
Walt Disney Co.                                        110,537                          2,492,609
Wendy's International Inc.                               6,331                            212,722
Whirlpool Corp.                                          3,409                            204,847
Yum! Brands Inc.                                        15,622                            635,190
                                                                                       61,940,171

CONSUMER STAPLES - 10.5%
Adolph Coors Co. (Class B)                               2,065                            140,255
Alberto-Culver Co.                                       4,699                            204,312
Albertson's Inc.                                        20,061                            480,060     (h)
Altria Group Inc.                                      110,379                          5,192,228
Anheuser-Busch Cos. Inc.                                43,308                          2,163,235     (h)
Archer-Daniels-Midland Co.                              34,586                            587,270
Avon Products Inc.                                      25,428                          1,110,695
Brown-Forman Corp. (Class B)                             6,558                            300,356
C.V.S Corp.                                             21,456                            903,941
Campbell Soup Co.                                       21,676                            569,862
Clorox Co.                                              11,284                            601,437
Coca-Cola Enterprises Inc.                              25,300                            478,170
Colgate-Palmolive Co.                                   28,572                          1,290,883
ConAgra Foods Inc.                                      28,668                            737,054
Costco Wholesale Corp.                                  24,766                          1,029,275
General Mills Inc.                                      20,522                            921,438
Gillette Co.                                            54,066                          2,256,715
Hershey Foods Corp.                                     13,084                            611,154
HJ Heinz Co.                                            18,697                            673,466
Kellogg Co.                                             22,290                            950,891
Kimberly-Clark Corp.                                    26,436                          1,707,501
Kroger Co.                                              39,830                            618,162     (a)
McCormick & Co. Inc.                                     7,200                            247,248
Pepsi Bottling Group Inc.                               13,800                            374,670
PepsiCo Inc.                                            91,074                          4,430,750
Procter & Gamble Co.                                   136,576                          7,391,493
Reynolds American Inc.                                   7,800                            530,712
Safeway Inc.                                            24,300                            469,233     (a)
Sara Lee Corp.                                          42,057                            961,423
Supervalu Inc.                                           7,300                            201,115
Sysco Corp.                                             34,644                          1,036,548
The Coca-Cola Co.                                      130,251                          5,216,553     (h)
UST Inc.                                                 8,979                            361,495
Walgreen Co.                                            55,300                          1,981,399
Wal-Mart Stores Inc.                                   228,424                         12,152,157
Winn-Dixie Stores Inc.                                   7,740                             23,917
WM Wrigley Jr. Co.                                      12,168                            770,356
                                                                                       59,677,429

ENERGY - 7.3%
Amerada Hess Corp.                                       4,890                            435,210     (h)
Anadarko Petroleum Corp.                                13,428                            891,082
Apache Corp.                                            17,648                            884,341
Ashland Inc.                                             3,907                            219,105
Baker Hughes Inc.                                       18,050                            789,146
BJ Services Co.                                          8,600                            450,726
Burlington Resources Inc.                               21,482                            876,466
ChevronTexaco Corp.                                    114,632                          6,148,860
ConocoPhillips Co.                                      36,921                          3,058,905
Devon Energy Corp.                                      12,896                            915,745
El Paso Corp.                                           35,482                            326,080
EOG Resources Inc.                                       6,200                            408,270
Exxon Mobil Corp.                                      349,724                         16,902,161     (h)
Halliburton Co.                                         23,960                            807,212
Kerr-McGee Corp.                                         7,901                            452,332
Kinder Morgan Inc.                                       6,700                            420,894
Marathon Oil Corp.                                      18,492                            763,350
Nabors Industries Ltd.                                   8,100                            383,535     (a)
Noble Corp.                                              7,300                            328,135     (a)
Occidental Petroleum Corp.                              21,110                          1,180,682
Rowan Cos. Inc.                                          5,177                            136,673     (a)
Schlumberger Ltd.                                       31,754                          2,137,362
Sunoco Inc.                                              4,188                            309,828
Transocean Inc.                                         17,266                            617,777     (a)
Unocal Corp.                                            13,938                            599,334
Valero Energy Corp.                                      7,000                            561,470
Williams Cos. Inc.                                      27,886                            337,421
                                                                                       41,342,102

FINANCIALS - 20.4%
ACE Ltd.                                                15,400                            616,924
AFLAC Inc.                                              27,600                          1,082,196
Allstate Corp.                                          37,076                          1,779,277     (h)
AMBAC Financial Group Inc.                               5,900                            471,705
American Express Co.                                    68,122                          3,505,558     (h)
American International Group Inc.                      140,009                          9,519,212     (h)
AmSouth Bancorp                                         19,150                            467,260
AON Corp.                                               17,136                            492,489
Apartment Investment & Management Co.
  (Class A) (REIT)                                       5,100                            177,378
Bank of America Corp.                                  218,584                          9,471,245
Bank of New York Co. Inc.                               41,710                          1,216,681     (h)
BB&T Corp.                                              30,000                          1,190,700
Bear Stearns Cos. Inc.                                   5,569                            535,571
Capital One Financial Corp.                             12,800                            945,920
Charles Schwab Corp.                                    72,811                            669,133
Chubb Corp.                                             10,297                            723,673
Cincinnati Financial Corp.                               9,150                            377,163
Citigroup Inc.                                         278,976                         12,308,421     (h)
Comerica Inc.                                            9,356                            555,279
Countrywide Financial Corp.                             30,198                          1,189,499
E*TRADE FINANCIAL Corp.                                 19,700                            224,974     (a)
Equity Office Properties Trust (REIT)                   21,700                            591,325
Equity Residential (REIT)                               15,100                            468,100
Federal Home Loan Mortgage Corp.                        36,765                          2,398,549
Federal National Mortgage Assoc.                        52,276                          3,314,298
Federated Investors Inc. (Class B)                       5,900                            167,796
Fifth Third Bancorp                                     30,216                          1,487,231
First Horizon National Corp.                             6,800                            294,848
Franklin Resources Inc.                                 13,500                            752,760
Golden West Financial Corp.                              8,165                            905,907
Goldman Sachs Group Inc.                                26,000                          2,424,240
Hartford Financial Services Group Inc.                  15,804                            978,742
Huntington Bancshares Inc.                              12,334                            307,240
Janus Capital Group Inc.                                13,400                            182,374
Jefferson-Pilot Corp.                                    7,523                            373,592
JP Morgan Chase & Co.                                  191,876                          7,623,233     (h)
Keycorp                                                 21,528                            680,285
Lehman Brothers Holdings Inc.                           14,500                          1,155,940
Lincoln National Corp.                                   9,712                            456,464
Loews Corp.                                             10,132                            592,722
M&T Bank Corp.                                           6,400                            612,480
Marsh & McLennan Cos. Inc.                              28,108                          1,286,222
Marshall & Ilsley Corp.                                 12,100                            487,630
MBIA Inc.                                                7,735                            450,254
MBNA Corp.                                              68,661                          1,730,257
Mellon Financial Corp.                                  22,928                            634,876
Merrill Lynch & Co. Inc.                                50,734                          2,522,494
Metlife Inc.                                            40,500                          1,565,325
MGIC Investment Corp.                                    5,359                            356,641
Moody's Corp.                                            8,142                            596,401
Morgan Stanley                                          59,196                          2,918,363
National City Corp.                                     35,464                          1,369,620
North Fork Bancorporation Inc.                          16,800                            746,760
Northern Trust Corp.                                    11,900                            485,520
Plum Creek Timber Co. Inc. (REIT)                        9,900                            346,797
PNC Financial Services Group Inc.                       15,208                            822,753
Principal Financial Group                               17,200                            618,684
Progressive Corp.                                       11,600                            983,100
Prologis (REIT)                                          9,900                            348,876
Providian Financial Corp.                               15,694                            243,885     (a)
Prudential Financial Inc.                               28,200                          1,326,528
Regions Financial Corp.                                 24,982                            825,905
Safeco Corp.                                             6,481                            295,858
Simon Property Group Inc. (REIT)                        11,200                            600,656
SLM Corp.                                               23,200                          1,034,720
SouthTrust Corp.                                        17,900                            745,714
Sovereign Bancorp Inc.                                  19,000                            414,580
St. Paul Travelers Cos. Inc.                            35,999                          1,190,127
State Street Corp.                                      17,900                            764,509     (e)
SunTrust Banks Inc.                                     19,229                          1,353,914
Synovus Financial Corp.                                 16,550                            432,782
T Rowe Price Group Inc.                                  6,900                            351,486
Torchmark Corp.                                          5,800                            308,444
UnumProvident Corp.                                     15,789                            247,729
US Bancorp                                             100,899                          2,915,981
Wachovia Corp.                                          70,180                          3,294,951
Washington Mutual Inc.                                  46,677                          1,824,137
Wells Fargo & Co.                                       91,018                          5,427,403
XL Capital Ltd.                                          7,400                            547,526
Zions Bancorp                                            4,900                            299,096
                                                                                      116,004,888

HEALTHCARE - 12.8%
Abbott Laboratories                                     84,096                          3,562,307     (h)
Aetna Inc.                                               8,252                            824,622
Allergan Inc.                                            7,152                            518,878
AmerisourceBergen Corp.                                  6,171                            331,444
Amgen Inc.                                              67,948                          3,851,293   (a,h)
Anthem Inc.                                              7,500                            654,375     (a)
Applera Corp. - Applied Biosystems Group                11,000                            207,570
Bausch & Lomb Inc.                                       2,928                            194,566
Baxter International Inc.                               33,048                          1,062,824
Becton Dickinson & Co.                                  13,670                            706,739
Biogen Idec Inc.                                        18,000                          1,101,060     (a)
Biomet Inc.                                             13,715                            642,959
Boston Scientific Corp.                                 45,076                          1,790,869     (a)
Bristol-Myers Squibb Co.                               104,708                          2,478,438     (h)
Cardinal Health Inc.                                    23,001                          1,006,754
Caremark Rx Inc.                                        24,870                            797,581     (a)
Chiron Corp.                                            10,300                            455,260     (a)
Cigna Corp.                                              7,263                            505,723
CR Bard Inc.                                             5,702                            322,904
Eli Lilly & Co.                                         60,916                          3,658,006
Express Scripts Inc.                                     4,100                            267,894     (a)
Fisher Scientific International                          6,200                            361,646     (a)
Forest Laboratories Inc.                                20,000                            899,600     (a)
Genzyme Corp.                                           12,300                            669,243     (a)
Gilead Sciences Inc.                                    23,200                            867,216     (a)
Guidant Corp.                                           17,024                          1,124,265
HCA Inc.                                                26,223                          1,000,407
Health Management Associates Inc. (Class A)             13,200                            269,676
Hospira Inc.                                             8,439                            258,233     (a)
Humana Inc.                                              8,827                            176,363     (a)
IMS Health Inc.                                         12,657                            302,755
Johnson & Johnson                                      159,893                          9,006,773
King Pharmaceuticals Inc.                               13,633                            162,778     (a)
Manor Care Inc.                                          4,837                            144,916
McKesson Corp.                                          15,761                            404,270
Medco Health Solutions Inc.                             14,683                            453,705     (a)
Medimmune Inc.                                          13,200                            312,840     (a)
Medtronic Inc.                                          65,332                          3,390,731
Merck & Co. Inc.                                       119,650                          3,948,450
Millipore Corp.                                          2,745                            131,348     (a)
Mylan Laboratories                                      14,600                            262,800
Pfizer Inc.                                            405,877                         12,419,836
Quest Diagnostics                                        5,600                            494,032
Schering-Plough Corp.                                   79,058                          1,506,845     (h)
St Jude Medical Inc.                                     9,446                            711,000     (a)
Stryker Corp.                                           21,400                          1,028,912
Tenet Healthcare Corp.                                  25,095                            270,775     (a)
UnitedHealth Group Inc.                                 35,588                          2,624,259
Watson Pharmaceuticals Inc.                              5,800                            170,868     (a)
WellPoint Health Networks                                8,400                            882,756     (a)
Wyeth                                                   71,854                          2,687,340     (h)
Zimmer Holdings Inc.                                    13,200                          1,043,328     (a)
                                                                                       72,930,032

INDUSTRIALS - 11.5%
Allied Waste Industries Inc.                            17,900                            158,415     (a)
American Power Conversion Corp.                         10,900                            189,551
American Standard Cos. Inc.                             11,500                            447,465     (a)
Apollo Group Inc. (Class A)                             10,200                            748,374     (a)
Avery Dennison Corp.                                     5,955                            391,720
Boeing Co.                                              45,416                          2,344,374     (h)
Burlington Northern Santa Fe Corp.                      20,049                            768,077
Caterpillar Inc.                                        18,416                          1,481,567
Cendant Corp.                                           57,046                          1,232,194     (h)
Cintas Corp.                                             9,300                            390,972
Cooper Industries Ltd.                                   4,971                            293,289
Crane Co.                                                3,327                             96,217
CSX Corp.                                               11,638                            386,382
Cummins Inc.                                             2,289                            169,134
Danaher Corp.                                           16,600                            851,248
Deere & Co.                                             13,320                            859,806
Delta Air Lines Inc.                                     7,282                             23,958     (a)
Deluxe Corp.                                             2,729                            111,944
Dover Corp.                                             10,758                            418,163
Eaton Corp.                                              8,000                            507,280
Emerson Electric Co.                                    22,674                          1,403,294
Equifax Inc.                                             7,400                            195,064
FedEx Corp.                                             16,160                          1,384,750
Fluor Corp.                                              4,352                            193,751
General Dynamics Corp.                                  10,682                          1,090,632
General Electric Co.                                   567,695                         19,063,198     (n)
Goodrich Corp.                                           6,401                            200,735
H&R Block Inc.                                           8,604                            425,210
Honeywell International Inc.                            46,216                          1,657,306
Illinois Tool Works Inc.                                16,197                          1,509,074
Ingersoll-Rand Co. (Class A)                             9,399                            638,850
ITT Industries Inc.                                      5,063                            404,989
Lockheed Martin Corp.                                   24,052                          1,341,621
Masco Corp.                                             23,690                            818,016
Monster Worldwide Inc.                                   6,400                            157,696     (a)
Navistar International Corp.                             3,595                            133,698     (a)
Norfolk Southern Corp.                                  20,901                            621,596
Northrop Grumman Corp.                                  19,422                          1,035,775
Paccar Inc.                                              9,510                            657,331
Pall Corp.                                               6,778                            165,925
Parker Hannifin Corp.                                    6,515                            383,473
Pitney Bowes Inc.                                       12,532                            552,661
Power-One Inc.                                           4,400                             28,512     (a)
Raytheon Co.                                            24,124                            916,230
Robert Half International Inc.                           9,400                            242,238
Rockwell Automation Inc.                                10,068                            389,632
Rockwell Collins Inc.                                    9,568                            355,356
RR Donnelley & Sons Co.                                 11,952                            374,337
Ryder System Inc.                                        3,531                            166,098
Southwest Airlines Co.                                  42,649                            580,879
Textron Inc.                                             7,468                            479,968
3M Co.                                                  42,180                          3,373,135
Tyco International Ltd.                                108,139                          3,315,542
Union Pacific Corp.                                     13,954                            817,704
United Parcel Service Inc. (Class B)                    60,300                          4,577,976
United Technologies Corp.                               27,586                          2,575,981
Waste Management Inc.                                   30,912                            845,134
WW Grainger Inc.                                         4,982                            287,212
                                                                                       65,230,709

INFORMATION TECHNOLOGY - 15.5%
ADC Telecommunications Inc.                             43,100                             78,011   (a,h)
Adobe Systems Inc.                                      12,892                            637,767     (h)
Advanced Micro Devices Inc.                             19,574                            254,462   (a,h)
Affiliated Computer Services Inc. (Class A)              6,700                            372,989     (a)
Agilent Technologies Inc.                               26,107                            563,128     (a)
Altera Corp.                                            20,300                            397,271     (a)
Analog Devices Inc.                                     19,900                            771,722
Andrew Corp.                                             9,456                            115,741     (a)
Apple Computer Inc.                                     20,320                            787,400     (a)
Applied Materials Inc.                                  91,000                          1,500,590   (a,h)
Applied Micro Circuits Corp.                            18,100                             56,653     (a)
Autodesk Inc.                                            6,324                            307,536
Automatic Data Processing Inc.                          31,218                          1,289,928
Avaya Inc.                                              23,301                            324,816     (a)
BMC Software Inc.                                       12,100                            191,301     (a)
Broadcom Corp. (Class A)                                16,600                            453,014     (a)
Ciena Corp.                                             31,000                             61,380     (a)
Cisco Systems Inc.                                     364,104                          6,590,282   (a,h)
Citrix Systems Inc.                                      9,300                            162,936     (a)
Computer Associates International Inc.                  31,581                            830,580
Computer Sciences Corp.                                 10,182                            479,572     (a)
Compuware Corp.                                         21,300                            109,695     (a)
Comverse Technology Inc.                                10,600                            199,598     (a)
Convergys Corp.                                          7,900                            106,097     (a)
Corning Inc.                                            74,139                            821,460     (a)
Dell Inc.                                              134,248                          4,779,229   (a,h)
Electronic Arts Inc.                                    16,400                            754,236     (a)
Electronic Data Systems Corp.                           28,200                            546,798
EMC Corp.                                              128,314                          1,480,744     (a)
First Data Corp.                                        45,960                          1,999,260
Fiserv Inc.                                             10,650                            371,259     (a)
Gateway Inc.                                            19,200                             95,040     (a)
Hewlett-Packard Co.                                    162,165                          3,040,594
Intel Corp.                                            345,208                          6,924,872
International Business Machines Corp.                   90,130                          7,727,746
Intuit Inc.                                             10,300                            467,620     (a)
Jabil Circuit Inc.                                      10,600                            243,800     (a)
JDS Uniphase Corp.                                      77,300                            260,501     (a)
KLA-Tencor Corp.                                        10,700                            443,836     (a)
Lexmark International Inc. (Class A)                     6,900                            579,669     (a)
Linear Technology Corp.                                 16,600                            601,584
LSI Logic Corp.                                         21,992                             94,785     (a)
Lucent Technologies Inc.                               231,318                            733,278   (a,h)
Maxim Integrated Products Inc.                          17,400                            735,846
Mercury Interactive Corp.                                4,700                            163,936     (a)
Micron Technology Inc.                                  33,554                            403,655     (a)
Microsoft Corp.                                        584,512                         16,161,757     (h)
Molex Inc.                                              10,450                            311,619
Motorola Inc.                                          126,150                          2,275,746
National Semiconductor Corp.                            19,166                            296,881
NCR Corp.                                                5,100                            252,909     (a)
Network Appliance Inc.                                  18,600                            427,800     (a)
Novell Inc.                                             20,466                            129,140     (a)
Novellus Systems Inc.                                    7,500                            199,425     (a)
Nvidia Corp.                                             9,600                            139,392     (a)
Oracle Corp.                                           277,232                          3,127,177     (a)
Parametric Technology Corp.                             14,906                             78,704     (a)
Paychex Inc.                                            20,525                            618,829
Peoplesoft Inc.                                         20,700                            410,895     (a)
PerkinElmer Inc.                                         6,810                            117,268
PMC - Sierra Inc.                                        9,900                             87,219     (a)
QLogic Corp.                                             5,100                            151,011     (a)
Qualcomm Inc.                                           87,400                          3,412,096
Sabre Holdings Corp. (Class A)                           7,708                            189,077
Sanmina-SCI Corp.                                       28,600                            201,630     (a)
Scientific-Atlanta Inc.                                  8,306                            215,292
Siebel Systems Inc.                                     27,900                            210,366     (a)
Solectron Corp.                                         52,500                            259,875     (a)
Sun Microsystems Inc.                                  179,560                            725,422     (a)
Sungard Data Systems Inc.                               15,800                            375,566     (a)
Symantec Corp.                                          16,600                            911,008     (a)
Symbol Technologies Inc.                                13,050                            164,952
Tektronix Inc.                                           4,676                            155,477
Tellabs Inc.                                            22,252                            204,496     (a)
Teradyne Inc.                                           11,000                            147,400     (a)
Texas Instruments Inc.                                  93,436                          1,988,318
Thermo Electron Corp.                                    8,828                            238,533     (a)
Unisys Corp.                                            17,809                            183,789     (a)
Veritas Software Corp.                                  23,700                            421,860     (a)
Waters Corp.                                             6,300                            277,830     (a)
Xerox Corp.                                             43,290                            609,523     (a)
Xilinx Inc.                                             18,300                            494,100
Yahoo! Inc.                                             72,500                          2,458,475     (a)
                                                                                       88,543,074

MATERIALS - 3.0%
Air Products & Chemicals Inc.                           12,232                            665,176     (h)
Alcoa Inc.                                              46,940                          1,576,715     (h)
Allegheny Technologies Inc.                              5,151                             94,006
Ball Corp.                                               6,216                            232,665
Bemis Co.                                                5,962                            158,470
Dow Chemical Co.                                        50,494                          2,281,319
E.I. du Pont de Nemours and Co.                         53,813                          2,303,196
Eastman Chemical Co.                                     4,159                            197,761
Ecolab Inc.                                             13,752                            432,363
Engelhard Corp.                                          6,846                            194,084
Freeport-McMoRan Copper & Gold Inc. (Class B)            9,284                            376,002
Georgia-Pacific Corp.                                   13,943                            501,251
Great Lakes Chemical Corp.                               2,797                             71,603
Hercules Inc.                                            6,128                             87,324     (a)
International Flavors & Fragrances Inc.                  5,247                            200,435
International Paper Co.                                 25,875                          1,045,609
Louisiana-Pacific Corp.                                  5,622                            145,891
MeadWestvaco Corp.                                      10,900                            347,710
Monsanto Co.                                            14,258                            519,276
Newmont Mining Corp.                                    24,028                          1,093,995
Nucor Corp.                                              4,209                            384,576
Pactiv Corp.                                             8,548                            198,741     (a)
Phelps Dodge Corp.                                       5,010                            461,070
PPG Industries Inc.                                      9,337                            572,171
Praxair Inc.                                            17,570                            750,942
Rohm & Haas Co.                                         12,214                            524,836
Sealed Air Corp.                                         4,557                            211,217     (a)
Sigma-Aldrich Corp.                                      3,691                            214,078
Temple-Inland Inc.                                       3,026                            203,196
United States Steel Corp.                                5,765                            216,879
Vulcan Materials Co.                                     5,500                            280,225
Weyerhaeuser Co.                                        13,060                            868,229
Worthington Industries                                   4,641                             99,085
                                                                                       17,510,096
TELECOMMUNICATION SERVICES - 3.6%
Alltel Corp.                                            16,694                            916,668
AT&T Corp.                                              43,139                            617,751
AT&T Wireless Services Inc.                            146,849                          2,170,428     (a)
BellSouth Corp.                                         98,798                          2,679,402     (h)
CenturyTel Inc.                                          7,550                            258,512
Citizens Communications Co.                             18,600                            249,054
Nextel Communications Inc. (Class A)                    59,900                          1,428,016     (a)
Qwest Communications International                      97,348                            324,169     (a)
SBC Communications Inc.                                178,669                          4,636,461
Sprint Corp.                                            76,615                          1,542,260
Verizon Communications Inc.                            149,186                          5,874,945
                                                                                       20,697,666

UTILITIES - 2.8%
AES Corp.                                               34,600                            345,654     (a)
Allegheny Energy Inc.                                    7,300                            116,508     (a)
Ameren Corp.                                            10,142                            468,053
American Electric Power Co. Inc.                        21,525                            687,939     (h)
Calpine Corp.                                           24,100                             69,890     (a)
Centerpoint Energy Inc.                                 16,418                            170,091
Cinergy Corp.                                            9,753                            386,219
CMS Energy Corp.                                         7,700                             73,304     (a)
Consolidated Edison Inc.                                12,807                            538,406
Constellation Energy Group Inc.                          9,103                            362,664
Dominion Resources Inc.                                 17,518                          1,143,050
DTE Energy Co.                                           9,466                            399,371
Duke Energy Corp.                                       49,632                          1,136,077
Dynegy Inc. (Class A)                                   21,000                            104,790     (a)
Edison International                                    17,742                            470,340
Entergy Corp.                                           12,247                            742,291
Exelon Corp.                                            35,526                          1,303,449
FirstEnergy Corp.                                       17,820                            732,046
FPL Group Inc.                                           9,931                            678,486
KeySpan Corp.                                            8,700                            341,040
Nicor Inc.                                               2,543                             93,328
NiSource Inc.                                           14,215                            298,657
Peoples Energy Corp.                                     1,921                             80,067
PG&E Corp.                                              21,254                            646,122     (a)
Pinnacle West Capital Corp.                              4,700                            195,050
PPL Corp.                                               10,422                            491,710
Progress Energy Inc.                                    13,456                            569,727
Public Service Enterprise Group Inc.                    12,559                            535,013
Sempra Energy                                           12,575                            455,089
Southern Co.                                            39,458                          1,182,951
TECO Energy Inc.                                        10,200                            138,006
TXU Corp.                                               15,786                            756,465
Xcel Energy Inc.                                        21,680                            375,498
                                                                                       16,087,351
TOTAL INVESTMENTS IN SECURITIES
(COST $616,885,782)                                                                   559,963,518

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 1.6%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                       7,378,578                          7,378,578     (j)
Money Market Obligations Trust                             403                                403



                                                                                        PRINCIPAL
                                                            MATURITY DATE                 AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
United States Treasury Bill
1.60%                                                         12/09/04                 $1,500,000                1,495,400

TOTAL SHORT-TERM INVESTMENTS
(COST $8,874,381)                                                                                                8,874,381

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                           817,557

                                                                                                              ------------
NET ASSETS  - 100%                                                                                            $569,655,456
                                                                                                              ============

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The S&P 500 Index Fund had the following long futures contracts open at September 30, 2004:

                                                             EXPIRATION DATE     NUMBER OF        CURRENT         UNREALIZED
DESCRIPTION                                                                     CONTRACTS     NOTIONAL VALUE    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index                                            December  2004       187          $10,424,315       $(125,384)


PREMIER GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)



                                                                 NUMBER OF                           VALUE
                                                                  SHARES
COMMON STOCK - 96.4%
-------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 16.8%
Carnival Corp.                                                        110,324                          $ 5,217,222
Comcast Corp. (Class A Special)                                       139,357                            3,890,848     (a)
Home Depot Inc.                                                       100,647                            3,945,362
IAC/InterActiveCorp                                                   116,131                            2,557,205   (a,l)
Liberty Media Corp. (Series A)                                        503,233                            4,388,192   (a,h)
Liberty Media International Inc. (Series A)                            46,453                            1,549,765     (a)
                                                                                                        21,548,594

ENERGY - 2.6%
Schlumberger Ltd.                                                      50,323                            3,387,241

FINANCIALS - 21.9%
AFLAC Inc.                                                             97,434                            3,820,387     (h)
American Express Co.                                                   54,194                            2,788,823
American International Group Inc.                                      66,969                            4,553,222
Citigroup Inc.                                                         79,356                            3,501,187
Federal National Mortgage Assoc.                                       73,549                            4,663,007
SLM Corp.                                                              98,711                            4,402,511
State Street Corp.                                                    102,583                            4,381,320     (e)
                                                                                                        28,110,457

HEALTHCARE - 22.0%
Amgen Inc.                                                             40,646                            2,303,815     (a)
Cardinal Health Inc.                                                   15,483                              677,691
DENTSPLY International Inc.                                            46,452                            2,412,717
Johnson & Johnson                                                      69,678                            3,924,962
Lincare Holdings Inc.                                                  79,356                            2,357,667     (a)
Medtronic Inc.                                                         44,517                            2,310,432
Pfizer Inc.                                                           141,292                            4,323,535
UnitedHealth Group Inc.                                                65,807                            4,852,608
Wyeth                                                                  73,549                            2,750,733
Zimmer Holdings Inc.                                                   29,033                            2,294,768     (a)
                                                                                                        28,208,928

INDUSTRIALS - 3.4%
Dover Corp.                                                           112,260                            4,363,546     (h)

INFORMATION TECHNOLOGY - 25.6%
Certegy Inc.                                                           60,000                            2,232,600
Cisco Systems Inc.                                                    168,389                            3,047,841   (a,h)
Dell Inc.                                                              96,776                            3,445,226     (a)
First Data Corp.                                                      120,002                            5,220,087
Intel Corp.                                                            94,840                            1,902,490
Intuit Inc.                                                            75,485                            3,427,019     (a)
Microsoft Corp.                                                       164,518                            4,548,923
Molex Inc. (Class A)                                                  168,389                            4,430,315     (l)
Paychex Inc.                                                           79,356                            2,392,583
Yahoo! Inc.                                                            65,807                            2,231,515     (a)
                                                                                                        32,878,599

TELECOMMUNICATION SERVICES - 4.1%
Vodafone Group PLC. ADR                                               220,649                            5,319,847     (h)

TOTAL INVESTMENTS IN SECURITIES
(COST $116,716,726)                                                                                    123,817,212

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.8%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                                      5,289,344                            5,289,344     (j)
State Street Navigator Security Lending Prime Portfolio             2,230,599                            2,230,599   (e,m)

TOTAL SHORT-TERM INVESTMENTS
(COST $7,519,943)                                                                                        7,519,943

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.2)%                                                    (2,843,514)

                                                                                                      ------------
NET ASSETS - 100%                                                                                     $128,493,641
                                                                                                      ============

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------
The Premier Growth Equity Fund had the following long
futures contracts open at September 30, 2004:


                                                                                                   CURRENT
                                                                                 NUMBER OF         NOTIONAL          UNREALIZED
 DESCRIPTION                                                EXPIRATION DATE      CONTRACTS          VALUE           DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                        December 2004          2              $557,450           $(4,350)


VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS- SEPTEMBER 30, 2004 (UNAUDITED)



                                                      NUMBER
                                                    OF SHARES                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 94.9%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.4%
Comcast Corp. (Class A Special)                         8,926                           $  249,214     (a)
Comcast Corp. (Class A)                                   981                               27,703     (a)
Family Dollar Stores Inc.                               1,177                               31,897
Liberty Media Corp. (Series A)                         27,110                              236,399     (a)
Liberty Media International Inc. (Series A)             1,202                               40,101     (a)
Lowe's Cos. Inc.                                        7,215                              392,135
News Corp. Ltd. ADR                                     3,433                              107,556
Omnicom Group                                           3,384                              247,235
Target Corp.                                           15,523                              702,416
Time Warner Inc.                                       23,776                              383,745     (a)
Tribune Co.                                             8,067                              331,957
Viacom Inc. (Class B)                                   4,708                              158,000
                                                                                         2,908,358

CONSUMER STAPLES - 10.3%
Altria Group Inc.                                         883                               41,536
Anheuser-Busch Cos. Inc.                                7,602                              379,720
Avon Products Inc.                                      1,138                               49,708
Clorox Co.                                              9,947                              530,175
Colgate-Palmolive Co.                                   3,188                              144,034
Costco Wholesale Corp.                                    545                               22,650
Kellogg Co.                                             5,162                              220,211
Kimberly-Clark Corp.                                    7,434                              480,162
Pepsi Bottling Group Inc.                               2,452                               66,572
PepsiCo Inc.                                           13,241                              644,175
Procter & Gamble Co.                                    8,926                              483,075
Sara Lee Corp.                                          9,209                              210,518
Wal-Mart Stores Inc.                                    5,885                              313,082
                                                                                         3,585,618

ENERGY - 9.9%
Baker Hughes Inc.                                       2,077                               90,806
Burlington Resources Inc.                              11,770                              480,216
ConocoPhillips Co.                                      7,652                              633,968
EnCana Corp.                                            7,160                              331,508
Exxon Mobil Corp.                                      27,954                            1,351,017
Nabors Industries Ltd.                                  1,668                               78,980     (a)
Occidental Petroleum Corp.                              3,279                              183,394
Schlumberger Ltd.                                       4,267                              287,212
                                                                                         3,437,101

FINANCIALS - 21.0%
Allstate Corp.                                          9,073                              435,413
American Express Co.                                      907                               46,674
American International Group Inc.                      12,947                              880,267
Bank of America Corp.                                  18,803                              814,734
Blackrock Inc. (Class A)                                3,010                              221,205
Chubb Corp.                                             1,962                              137,889
Citigroup Inc.                                         21,863                              964,596
Federal Home Loan Mortgage Corp.                        3,279                              213,922
Federal National Mortgage Assoc.                        6,122                              388,135
Hartford Financial Services Group Inc.                  4,217                              261,159
JP Morgan Chase & Co.                                   4,561                              181,209
Lincoln National Corp.                                    883                               41,501
Marsh & McLennan Cos. Inc.                              2,697                              123,415
MBNA Corp.                                              4,918                              123,934
Mellon Financial Corp.                                  7,994                              221,354
Morgan Stanley                                         10,166                              501,184
Principal Financial Group                               4,169                              149,959
Prudential Financial Inc.                               4,267                              200,720
Rayonier Inc. (REIT)                                    1,618                               73,198
SLM Corp.                                               3,139                              139,999
SouthTrust Corp.                                          638                               26,579
State Street Corp.                                      6,394                              273,088
US Bancorp                                              7,761                              224,293
Wachovia Corp.                                          1,521                               71,411
Waddell & Reed Financial Inc. (Class A)                 3,776                               83,072
Wells Fargo & Co.                                       8,255                              492,246
                                                                                         7,291,156

HEALTHCARE - 9.7%
Abbott Laboratories                                    17,710                              750,196
Aetna Inc.                                              1,251                              125,012
GlaxoSmithKline PLC. ADR                                2,350                              102,766
HCA Inc.                                                3,433                              130,969
Johnson & Johnson                                       9,907                              558,061
Pfizer Inc.                                            38,589                            1,180,823
UnitedHealth Group Inc.                                 3,874                              285,669
WellPoint Health Networks                                 380                               39,934     (a)
Wyeth                                                   5,395                              201,773
                                                                                         3,375,203

INDUSTRIALS - 10.0%
3M Co.                                                  1,766                              141,227
Avery Dennison Corp.                                    1,128                               74,200
Burlington Northern Santa Fe Corp.                      7,160                              274,300
Caterpillar Inc.                                        1,203                               96,781
Deere & Co.                                             6,012                              388,075
Eaton Corp.                                             2,379                              150,852
Emerson Electric Co.                                    1,962                              121,428
General Dynamics Corp.                                  3,531                              360,515
Honeywell International Inc.                            5,885                              211,036
Lockheed Martin Corp.                                   2,733                              152,447
Northrop Grumman Corp.                                  7,981                              425,627
Pitney Bowes Inc.                                       1,054                               46,481
Rockwell Collins Inc.                                   2,458                               91,290
Tyco International Ltd.                                12,462                              382,085
Union Pacific Corp.                                     2,844                              166,658
United Technologies Corp.                               4,267                              398,452
                                                                                         3,481,454

INFORMATION TECHNOLOGY - 12.3%
Analog Devices Inc.                                     9,024                              349,951
Applied Materials Inc.                                 10,210                              168,363     (a)
BMC Software Inc.                                       6,376                              100,805     (a)
Cisco Systems Inc.                                     12,751                              230,793     (a)
Dell Inc.                                               2,992                              106,515     (a)
EMC Corp.                                              10,845                              125,151     (a)
First Data Corp.                                        8,473                              368,576
Fiserv Inc.                                               571                               19,905     (a)
Hewlett-Packard Co.                                     7,258                              136,088
Intel Corp.                                            17,459                              350,228
International Business Machines Corp.                   7,160                              613,898
Intuit Inc.                                             1,226                               55,660     (a)
Microsoft Corp.                                        35,311                              976,349
Motorola Inc.                                           3,080                               55,563
Oracle Corp.                                           33,153                              373,966     (a)
Siebel Systems Inc.                                     5,550                               41,847     (a)
Texas Instruments Inc.                                  1,716                               36,516
Unisys Corp.                                           16,674                              172,076     (a)
                                                                                         4,282,250

MATERIALS - 6.3%
Alcan Inc.                                              1,750                               83,650
Alcoa Inc.                                              7,454                              250,380
Barrick Gold Corp.                                      8,190                              172,318
Dow Chemical Co.                                        4,208                              190,117
Freeport-McMoRan Copper & Gold Inc. (Class B)           4,414                              178,767
MeadWestvaco Corp.                                      2,109                               67,277
Monsanto Co.                                            2,697                               98,225
Newmont Mining Corp.                                    4,463                              203,200
Praxair Inc.                                            7,847                              335,381
Rohm & Haas Co.                                         5,051                              217,041
Weyerhaeuser Co.                                        6,179                              410,780
                                                                                         2,207,136

TELECOMMUNICATION SERVICES - 3.0%
SBC Communications Inc.                                 5,885                              152,716
Sprint Corp.                                            7,650                              153,995
Verizon Communications Inc.                            12,800                              504,064
Vodafone Group PLC. ADR                                 9,838                              237,194
                                                                                         1,047,969

UTILITIES - 4.0%
American Electric Power Co. Inc.                        5,573                              178,113
Dominion Resources Inc.                                 7,652                              499,293
Entergy Corp.                                           4,372                              264,987
Exelon Corp.                                            5,738                              210,527
PG&E Corp.                                              8,239                              250,466     (a)
                                                                                         1,403,386
TOTAL COMMON STOCK
(COST $29,876,868)                                                                      33,019,631


------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.2%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                       7,816                              222,443     (l)
Industrial Select Sector SPDR Fund                     32,251                              914,638     (l)

TOTAL EXCHANGE TRADED FUNDS
(COST $1,068,077)                                                                        1,137,081

TOTAL INVESTMENTS IN SECURITIES
(COST $30,944,945)                                                                      34,156,712

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                        365,559                              365,559
State Street Navigator Securities
  Lending Prime Portfolio                           1,055,480                            1,055,480   (e,m)

TOTAL SHORT-TERM INVESTMENTS
(COST $1,421,039)                                                                        1,421,039

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.2)%                                       (776,396)

NET ASSETS - 100%                                                                      $34,801,355
                                                                                       -----------



MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)



                                                  NUMBER OF SHARES                             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.9%
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 13.8%
Bed Bath & Beyond Inc.                                  67,390                                2,500,843      (a)
Brinker International Inc.                              27,101                                  844,196      (a)
CDW Corp.                                               53,008                                3,076,054
Cheesecake Factory                                      33,160                                1,439,144    (a,l)
EW Scripps Co.                                          49,058                                2,343,991
Family Dollar Stores Inc.                               48,935                                1,326,139
Federated Department Stores                             31,808                                1,445,037      (h)
Getty Images Inc.                                       35,994                                1,990,468      (a)
IAC/InterActiveCorp                                     38,740                                  853,055      (a)
Jones Apparel Group Inc.                                63,208                                2,262,846
Leapfrog Enterprises Inc.                               57,091                                1,156,093    (a,l)
Macrovision Corp.                                       51,789                                1,247,079      (a)
Michaels Stores Inc.                                    49,751                                2,945,757
New York Times Co. (Class A)                            12,234                                  478,349
Regal Entertainment Group (Class A)                     89,910                                1,717,281      (l)
Univision Communications Inc. (Class A)                 45,673                                1,443,724      (a)
Westwood One Inc.                                       77,890                                1,539,885      (a)
Williams-Sonoma Inc.                                    54,236                                2,036,562      (a)
                                                                                             30,646,503

CONSUMER STAPLES - 4.4%
Clorox Co.                                              38,740                                2,064,842
Estee Lauder Cos. Inc.                                  39,352                                1,644,914
Kroger Co.                                              81,232                                1,260,721    (a,h)
Pepsi Bottling Group Inc.                               46,896                                1,273,226
Reynolds American Inc.                                  23,856                                1,623,162      (l)
Weight Watchers International Inc.                      46,488                                1,804,664    (a,l)
                                                                                              9,671,529

ENERGY - 6.4%
BJ Services Co.                                         39,107                                2,049,598
Devon Energy Corp.                                      29,650                                2,105,447
GlobalSantaFe Corp.                                     69,565                                2,132,167
Murphy Oil Corp.                                        20,390                                1,769,240
Nabors Industries Ltd.                                  19,370                                  917,170      (a)
Pioneer Natural Resources Co.                           65,640                                2,263,267
Valero Energy Corp.                                     18,579                                1,490,222
Weatherford International Ltd.                          28,138                                1,435,601      (a)
                                                                                             14,162,712

FINANCIALS - 14.2%
Affiliated Managers Group                               45,877                                2,456,255    (a,l)
Banknorth Group Inc.                                    88,899                                3,111,465
CB Richard Ellis Group Inc.                             75,442                                1,742,710      (a)
City National Corp.                                     29,769                                1,933,497
Everest Re Group Ltd.                                   46,081                                3,425,201
Greenhill & Co. Inc.                                    12,545                                  296,062      (l)
Hartford Financial Services Group Inc.                  44,384                                2,748,701
HCC Insurance Holdings Inc.                             38,740                                1,168,011
Legg Mason Inc.                                         51,383                                2,737,146
M&T Bank Corp.                                          15,892                                1,520,864
Maguire Properties Inc. (REIT)                          45,688                                1,110,675      (l)
MBIA Inc.                                               20,390                                1,186,902
North Fork Bancorporation Inc.                          77,073                                3,425,895      (l)
SEI Investments Co.                                     73,199                                2,465,342
Zions Bancorp                                           38,085                                2,324,708
                                                                                             31,653,434

HEALTHCARE - 15.4%
Alcon Inc.                                              41,187                                3,303,197
AmerisourceBergen Corp.                                  7,835                                  420,818
Amylin Pharmaceuticals Inc.                             79,519                                1,631,730    (a,l)
Barr Pharmaceuticals Inc.                              100,521                                4,164,585      (a)
Biogen Idec Inc.                                        58,416                                3,573,307      (a)
Caremark Rx Inc.                                        93,813                                3,008,583      (a)
DENTSPLY International Inc.                             60,965                                3,166,522
Gilead Sciences Inc.                                    75,092                                2,806,939      (a)
Henry Schein Inc.                                       32,980                                2,054,984      (a)
IVAX Corp.                                              68,051                                1,303,177      (a)
Kinetic Concepts Inc.                                   30,584                                1,607,189      (a)
Manor Care Inc.                                         26,881                                  805,355
Quest Diagnostics                                       40,983                                3,615,520
Smith & Nephew PLC. ADR                                 55,192                                2,558,149
                                                                                             34,020,055

INDUSTRIALS - 11.6%
AGCO Corp.                                              57,091                                1,291,398    (a,l)
Avery Dennison Corp.                                    10,195                                  670,627
ChoicePoint Inc.                                        44,857                                1,913,151      (a)
Corinthian Colleges Inc.                                86,452                                1,165,373    (a,l)
Corporate Executive Board Co.                           30,992                                1,897,950
Danaher Corp.                                           73,734                                3,781,080
Dover Corp.                                             39,964                                1,553,401
DST Systems Inc.                                        40,371                                1,795,298      (a)
Harsco Corp.                                            42,704                                1,917,410
L-3 Communications Holdings Inc.                        52,197                                3,497,199
MoneyGram International Inc.                           120,710                                2,061,727      (l)
Rockwell Collins Inc.                                   50,974                                1,893,174
Stericycle Inc.                                         51,411                                2,359,765    (a,l)
                                                                                             25,797,553

INFORMATION TECHNOLOGY - 21.2%
Advanced Fibre Communications Inc.                      88,852                                1,412,747      (a)
Advanced Micro Devices Inc.                             24,468                                  318,084    (a,l)
Affiliated Computer Services Inc. (Class A)             64,612                                3,596,950      (a)
Analog Devices Inc.                                     68,726                                2,665,194
Comverse Technology Inc.                               130,493                                2,457,183      (a)
Fiserv Inc.                                             47,610                                1,659,685      (a)
Harris Corp.                                            66,878                                3,674,277
Intersil Corp. (Class A)                                32,623                                  519,684
Intuit Inc.                                             50,271                                2,282,303      (a)
Lexmark International Inc. (Class A)                     8,971                                  753,654      (a)
Manhattan Associates Inc.                               57,091                                1,394,162    (a,l)
Mettler Toledo International Inc.                       62,148                                2,934,629      (a)
Microchip Technology Inc.                               66,878                                1,795,005
Molex Inc. (Class A)                                   119,075                                3,132,863      (h)
NAVTEQ Corp.                                            30,584                                1,090,014      (a)
Novellus Systems Inc.                                   32,623                                  867,446      (a)
Paychex Inc.                                            28,953                                  872,933
Polycom Inc.                                            66,328                                1,314,621      (a)
RF Micro Devices Inc.                                  130,697                                  828,619    (a,l)
Sanmina-SCI Corp.                                      132,219                                  932,144      (a)
Siebel Systems Inc.                                    161,078                                1,214,528      (a)
Sungard Data Systems Inc.                              101,661                                2,416,482      (a)
Sycamore Networks Inc.                                 214,076                                  809,207    (a,l)
Symantec Corp.                                          43,696                                2,398,036      (a)
Synopsys Inc.                                           61,577                                  974,764      (a)
Thermo Electron Corp.                                  135,305                                3,655,941      (a)
Veritas Software Corp.                                  54,644                                  972,663      (a)
                                                                                             46,943,818

MATERIALS - 4.3%
Martin Marietta Materials Inc.                          34,866                                1,578,384
Peabody Energy Corp.                                    15,043                                  895,058
Phelps Dodge Corp.                                       8,971                                  825,601
Praxair Inc.                                            58,397                                2,495,888
Rohm & Haas Co.                                         50,501                                2,170,028
Sealed Air Corp.                                        33,722                                1,563,015      (a)
                                                                                              9,527,974


TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc.                           13,639                                1,147,995


UTILITIES - 4.1%
Ameren Corp.                                            44,857                                2,070,150
Cinergy Corp.                                           46,896                                1,857,082
DTE Energy Co.                                          45,673                                1,926,944
SCANA Corp.                                             63,304                                2,363,771      (l)
Wisconsin Energy Corp.                                  30,584                                  975,630
                                                                                              9,193,577

TOTAL INVESTMENTS IN SECURITIES
(COST $194,961,199)                                                                         212,765,150

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 14.5%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                       6,676,280                                6,676,280
State Street Navigator Securities
   Lending Prime Portfolio                          20,037,164                               20,037,164    (e,m)

TOTAL SHORT-TERM INVESTMENTS
(COST $26,713,444)                                                                           26,713,444

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (10.4)%                                        (17,449,812)

NET ASSETS - 100%                                                                           222,028,782
                                                                                            -----------

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Mid-Cap Equity Fund had the following short futures contracts open at September 30, 2004

                                                                       NUMBER OF         CURRENT
DESCRIPTION                                       EXPIRATION DATE     CONTRACTS       NOTIONAL VALUE         UNREALIZED DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400                                     December 2004          3             $(891,150)                 $(4,225)



SMALL-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)


                                                            NUMBER
                                                           OF SHARES                              VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 92.5%
-------------------------------------------------------------------------------------------------------------------

AUTOS & TRANSPORTATION - 4.5%
Adesa Inc.                                                   40,000                           $   657,200      (a)
Fleetwood Enterprises Inc.                                   79,500                             1,206,810      (a)
Genesee & Wyoming Inc. (Class A)                             81,200                             2,055,984      (a)
RailAmerica Inc.                                             42,000                               464,100      (a)
                                                                                                4,384,094

BROADCAST/CABLE - 1.9%
Citadel Broadcasting Corp.                                   32,600                               417,932      (a)
Cumulus Media Inc. (Class A)                                 36,500                               525,235      (a)
Lodgenet Entertainment Corp.                                 34,500                               455,400      (a)
Regent Communications Inc.                                   84,100                               476,006      (a)
                                                                                                1,874,573

CONSUMER DISCRETIONARY - 18.1%
American Eagle Outfitters                                    25,800                               950,730
Big Lots Inc.                                                36,700                               448,841      (a)
Brinker International Inc.                                   15,300                               476,595      (a)
Comfort Systems U.S.A. Inc.                                 111,600                               736,560      (a)
Dave & Buster's Inc.                                         81,500                             1,546,870    (a,l)
Goodyear Tire & Rubber Co.                                   83,900                               901,086    (a,l)
IKON Office Solutions Inc.                                   88,100                             1,058,962
Journal Register Co.                                         24,300                               459,270      (a)
Kenneth Cole Productions Inc. (Class A)                      20,700                               582,498      (l)
Linens 'N Things Inc.                                        45,000                             1,042,650      (a)
NCO Group Inc.                                               54,900                             1,479,555      (a)
Perry Ellis International Inc.                               29,300                               658,957    (a,l)
Rare Hospitality International Inc.                          16,700                               445,055      (a)
School Specialty Inc.                                         1,900                                74,879      (a)
Smithfield Foods Inc.                                        47,200                             1,180,000      (a)
Source Interlink Cos. Inc.                                   73,000                               709,560      (a)
Talbots Inc.                                                 30,000                               743,700
TeleTech Holdings Inc.                                      101,800                               960,992      (a)
Tommy Hilfiger Corp.                                         46,000                               454,020      (a)
Triarc Cos. (Class A)                                        12,700                               145,161      (l)
Triarc Cos. (Class B)                                        65,700                               753,579      (l)
Warnaco Group Inc.                                           85,900                             1,909,557      (a)
                                                                                               17,719,077

ENERGY - 3.6%
Chesapeake Energy Corp.                                      60,100                               951,383
Hydril Company LP                                            13,100                               562,645      (a)
Oil States International Inc.                                61,400                             1,148,180      (a)
St Mary Land & Exploration Co.                               22,600                               899,706
                                                                                                3,561,914

FINANCIALS - 19.8%
BISYS Group Inc.                                             90,700                             1,325,127      (a)
Cullen/Frost Bankers Inc.                                    26,400                             1,226,808
Greater Bay Bancorp                                          51,900                             1,492,125      (l)
HCC Insurance Holdings Inc.                                  33,000                               994,950
Hilb Rogal & Hobbs Co.                                       30,100                             1,090,222      (l)
Interactive Data Corp.                                       85,600                             1,610,992    (a,l)
Kronos Inc.                                                  10,900                               482,761      (a)
MoneyGram International Inc.                                 82,400                             1,407,392
Platinum Underwriters Holdings Ltd.                          33,700                               986,736
PRG-Schultz International Inc.                               86,500                               496,510    (a,l)
Raymond James Financial Inc.                                 43,950                             1,060,074
Sandy Spring Bancorp Inc.                                    28,900                               945,030      (l)
Sky Financial Group Inc.                                     38,900                               972,500
Sterling Bancorp                                             40,300                             1,090,115
Waddell & Reed Financial Inc. (Class A)                      67,000                             1,474,000
Webster Financial Corp.                                      34,500                             1,703,955
Westamerica Bancorp                                          19,800                             1,086,822
                                                                                               19,446,119

HEALTHCARE - 10.5%
Centene Corp.                                                52,750                             2,246,095
Computer Programs & Systems Inc.                             46,400                               930,784    (a,l)
Immunicon Corp.                                              61,900                               619,000      (l)
Kensey Nash Corp.                                             8,200                               214,758    (a,l)
KV Pharmaceutical Co. (Class A)                              77,900                             1,394,410    (a,l)
Medical Action Industries Inc.                               45,800                               761,563    (a,l)
Noven Pharmaceuticals Inc.                                   82,900                             1,727,636      (a)
Santarus Inc.                                                58,700                               532,409      (a)
The Cooper Companies Inc.                                    15,200                             1,041,960    (a,l)
Thoratec Corp.                                               84,600                               813,852      (l)
                                                                                               10,282,467    (a,l)

MATERIALS & PROCESSING - 6.1%
Harsco Corp.                                                 26,100                             1,171,890
Mueller Industries Inc.                                      38,200                             1,640,690
Packaging Corp. of America                                   53,700                             1,314,039
Quanta Services Inc.                                        154,900                               937,145    (a,l)
Spartech Corp.                                               35,300                               886,030
                                                                                                5,949,794

PRODUCER DURABLES - 3.2%
Manitowoc Co.                                                48,200                             1,709,172
Woodward Governor Co.                                        21,100                             1,424,039
                                                                                                3,133,211

REAL ESTATE INVESTMENT TRUSTS - 4.4%
BioMed Realty Trust Inc.                                     61,400                             1,080,026
Federal Realty Investment Trust                              38,600                             1,698,400
Kramont Realty Trust                                          2,700                                50,220
Omega Healthcare Investors Inc.                              97,100                             1,044,796
The Mills Corp.                                               9,300                               482,391
                                                                                                4,355,833

TECHNOLOGY - 19.9%                                                                                             (a)
Ceridian Corp.                                               41,800                               769,538      (a)
DRS Technologies Inc.                                        78,700                             2,946,528
EDO Corp.                                                    20,100                               557,775      (a)
infoUSA Inc.                                                 72,800                               648,648    (a,l)
Intergraph Corp.                                             50,700                             1,377,519    (a,l)
Intermagnetics General Corp.                                 54,600                             1,263,990    (a,l)
Itron Inc.                                                   47,400                               827,130      (a)
Micros Systems Inc.                                          14,100                               705,987    (a,l)
Mobility Electronics Inc.                                   107,000                               881,680    (a,l)
Omnivision Technologies Inc.                                 57,100                               807,965      (a)
Parametric Technology Corp.                                 226,500                             1,195,920    (a,l)
Photon Dynamics Inc.                                         39,500                               801,850    (a,l)
Rudolph Technologies Inc.                                    47,400                               793,476      (a)
Semitool Inc.                                                49,500                               375,705
SpectraLink Corp.                                            47,400                               450,300      (l)
Startek Inc.                                                 19,800                               620,928      (a)
Teledyne Technologies Inc.                                   41,000                             1,026,640      (a)
Tessera Technologies Inc.                                    25,600                               565,760      (a)
Varian Inc.                                                  40,500                             1,533,735
Zoran Corp.                                                  83,220                             1,308,218    (a,l)
                                                                                               19,459,292

UTILITIES - 0.5%
Idacorp Inc.                                                 17,200                               499,832      (l)
                                                                                                  499,832

TOTAL INVESTMENTS IN SECURITIES
(COST $84,334,498)                                                                             90,666,206

-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 22.2%
-------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                            5,046,419                             5,046,419      (j)
State Street Navigator Securities
   Lending Prime Portfolio                               16,755,598                            16,755,598    (e,m)

TOTAL SHORT-TERM INVESTMENTS
(COST $21,802,017)                                                                             21,802,017

LIABILITIES IN EXCESS OF OTHER ASSETS, NET (14.7)%                                           (14,420,692)

NET ASSETS - 100%                                                                           $  98,047,531
                                                                                            -------------


GEI INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)



                                                                    NUMBER OF SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.6%
-----------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 0.4%
Woolworths Ltd.                                                           20,523                               $  202,473

BRAZIL - 3.0%
Aracruz Celulose S.A. ADR                                                  6,337                                  209,881
Cia Vale do Rio Doce ADR                                                  13,299                                  256,006      (a)
Cia Vale do Rio Doce ADR                                                  20,955                                  470,859
Empresa Brasileira de Aeronautica S.A. ADR                                17,363                                  458,383
                                                                                                                1,395,129
CANADA - 2.6%
Alcan Inc.                                                                12,078                                  577,392
Bank of Nova Scotia                                                        1,733                                   50,598      (i)
Manulife Financial Corp.                                                   6,399                                  280,119      (i)
Nortel Networks Corp.                                                     90,770                                  306,978      (a)
                                                                                                                1,215,087
CHINA - 2.1%
China Petroleum & Chemical Corp.                                       1,462,000                                  595,258
Huaneng Power International Inc.                                         480,000                                  387,789
                                                                                                                  983,047
DENMARK - 0.4%
Falck A/S                                                                  2,248                                   18,347      (a)
Group 4 Securicor PLC.                                                    76,743                                  158,825      (a)
                                                                                                                  177,172
FINLAND - 1.4%
Nokia Oyj                                                                 17,356                                  238,842
Sampo Oyj (Series A)                                                      32,296                                  356,994
Stora Enso Oyj (Series R)                                                  3,167                                   42,796
                                                                                                                  638,632
FRANCE - 13.1%
Accor S.A.                                                                 5,199                                  202,626      (i)
AXA                                                                       23,794                                  481,404
BNP Paribas                                                               16,018                                1,034,506    (i,h)
Carrefour S.A.                                                            10,861                                  510,842      (i)
Credit Agricole S.A.                                                      15,910                                  433,934
Lagardere S.C.A. (Regd.)                                                   9,709                                  602,205      (i)
LVMH Moet Hennessy Louis Vuitton S.A.                                      3,783                                  252,544      (i)
Renault S.A.                                                               5,803                                  474,602      (i)
Sanofi-Aventis                                                             5,413                                  392,620      (i)
Total S.A.                                                                 6,751                                1,375,098      (i)
Veolia Environnement                                                      13,360                                  384,463      (i)
                                                                                                                6,144,844
GERMANY - 4.6%
Allianz AG (Regd.)                                                           767                                   77,247
BASF AG                                                                    6,411                                  377,819
Bayerische Motoren Werke AG                                                6,272                                  257,843
DaimlerChrysler AG (Regd.)                                                 4,769                                  196,647
E.ON AG                                                                    7,818                                  576,771
Schering AG                                                                3,850                                  243,149
Siemens AG (Regd.)                                                         5,865                                  431,305
                                                                                                                2,160,781
HONG KONG - 0.7%
Sun Hung Kai Properties Ltd. (REIT)                                       36,867                                  347,487      (i)

INDIA - 0.2%
Tata Motors Ltd. ADR                                                      10,670                                   95,710    (a,i)

IRELAND - 1.4%
Bank of Ireland                                                           44,811                                  603,303
CRH PLC.                                                                   2,078                                   49,295
                                                                                                                  652,598
ISRAEL - 0.1%
Teva Pharmaceutical Industries Ltd. ADR                                    2,616                                   67,885

ITALY - 5.7%
Banca Intesa S.p.A.                                                       93,472                                  355,242
Ente Nazionale Idrocarburi S.p.A                                          46,762                                1,047,734      (i)
Mediaset S.p.A.                                                            5,302                                   60,188      (i)
Riunione Adriatica di Sicurta S.p.A.                                      30,216                                  580,562      (i)
Telecom Italia S.p.A                                                     203,658                                  466,680
UniCredito Italiano S.p.A.                                                32,087                                  161,799
                                                                                                                2,672,205
JAPAN - 16.0%
Acom Co. Ltd.                                                              9,463                                  585,561      (i)
Aiful Corp.                                                                2,700                                  264,819      (i)
Asahi Glass Co. Ltd.                                                      60,000                                  546,024
Canon Inc.                                                                12,000                                  563,989
Chugai Pharmaceutical Co. Ltd.                                            26,900                                  387,825
Daikin Industries Ltd.                                                    22,000                                  531,960      (i)
Honda Motor Co. Ltd.                                                      10,800                                  523,268      (i)
Hoya Corp.                                                                 4,800                                  503,017      (i)
JFE Holdings Inc.                                                          3,300                                   94,016
JSR Corp.                                                                 11,100                                  179,268
Komatsu Ltd.                                                             128,000                                  822,247      (i)
Lawson Inc.                                                                5,100                                  176,764
Mitsubishi Estate Co. Ltd. (REIT)                                         35,000                                  365,195      (i)
Mitsui & Co. Ltd.                                                         60,000                                  502,472      (i)
Mitsui OSK Lines Ltd.                                                     91,834                                  550,762
Mitsui Sumitomo Insurance Co. Ltd.                                        47,000                                  387,633
Nissan Motor Co. Ltd.                                                     13,500                                  146,985      (i)
Sharp Corp.                                                               12,000                                  165,059      (i)
Toto Ltd.                                                                 24,000                                  208,393      (i)
                                                                                                                7,505,257
MEXICO - 1.5%
America Movil S.A. de C.V. ADR (Series L)                                  5,305                                  207,054
Grupo Televisa S.A. ADR                                                    4,936                                  260,275
Wal-Mart de Mexico S.A. de C.V. (Series V)                                74,727                                  253,361
                                                                                                                  720,690
NETHERLANDS - 2.7%
Aegon N.V.                                                                12,328                                  132,903
ING Groep N.V.                                                            22,305                                  562,921
Koninklijke Philips Electronics N.V.                                      25,750                                  589,739
                                                                                                                1,285,563
NORWAY - 0.6%
Statoil ASA                                                               18,481                                  264,936

RUSSIA - 1.0%
LUKOIL ADR                                                                 2,251                                  279,124      (b)
LUKOIL ADR                                                                   325                                   40,544
MMC Norilsk Nickel ADR                                                     2,601                                  165,164
                                                                                                                  484,832
SOUTH KOREA - 2.7%
Kookmin Bank ADR                                                           4,019                                  127,965    (a,i)
POSCO ADR                                                                  8,147                                  308,364
Samsung Electronics Co. Ltd. GDR                                           4,124                                  816,552      (b)
                                                                                                                1,252,881
SPAIN - 3.2%
Banco Santander Central Hispano S.A. (Regd.)                              42,686                                  416,706      (i)
Grupo Ferrovial S.A.                                                       3,487                                  155,694      (i)
Telefonica S.A.                                                           59,293                                  887,385
Telefonica S.A. ADR                                                          536                                   24,115
                                                                                                                1,483,900
SWEDEN - 3.2%
Sandvik AB                                                                 4,618                                  159,532
Skandinaviska Enskilda Banken AB (Series A)                               16,936                                  261,710
Svenska Handelsbanken                                                     26,032                                  545,298
Telefonaktiebolaget LM Ericsson (Series B)                               174,772                                  542,547      (a)
                                                                                                                1,509,087
SWITZERLAND - 6.8%
ABB Ltd. (Regd.)                                                          62,058                                  378,699
Credit Suisse Group (Regd.)                                               24,932                                  795,660      (h)
Nestle S.A. (Regd.)                                                        3,068                                  702,689      (h)
Novartis AG (Regd.)                                                       16,251                                  757,434      (h)
Roche Holding AG                                                           5,535                                  571,807
                                                                                                                3,206,289
TAIWAN - 1.9%
China Steel Corp. ADR                                                      7,658                                  155,074      (b)
Taiwan Semiconductor Manufacturing Co. Ltd.                              590,182                                  752,278
                                                                                                                  907,352
UNITED KINGDOM - 21.3%
BG Group PLC.                                                             74,174                                  497,962
BHP Billiton PLC.                                                        137,782                                1,449,815      (h)
Brambles Industries PLC.                                                 176,986                                  822,280
Diageo PLC.                                                               20,115                                  251,154
Exel PLC.                                                                 23,945                                  296,375
GlaxoSmithKline PLC.                                                      43,080                                  928,448      (h)
Kingfisher PLC.                                                           68,263                                  380,766
National Grid Transco PLC.                                                11,177                                   94,301
Rank Group PLC.                                                           12,639                                   63,924
Reed Elsevier PLC.                                                        66,621                                  584,687
Rio Tinto PLC. (Regd.)                                                    18,093                                  486,519
Royal Bank of Scotland Group PLC.                                         30,846                                  890,845
SABMiller PLC.                                                             7,746                                  102,252
Smith & Nephew PLC.                                                       59,586                                  547,745
Smiths Group PLC.                                                         36,372                                  488,361
Tesco PLC.                                                               164,475                                  848,977      (i)
Vodafone Group PLC.                                                      433,577                                1,037,605      (h)
Wolseley PLC.                                                             12,163                                  207,660
                                                                                                                9,979,676

TOTAL COMMON STOCK
(COST $37,855,770)                                                                                             45,353,513

-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------

GERMANY - 0.2%
Henkel KGaA                                                                1,135                                   83,410      (i)
(COST $76,043)


TOTAL INVESTMENTS IN SECURITIES
(COST $37,931,813)                                                                                             45,436,923

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 26.6%
-----------------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                                           779,715                                  779,715      (j)
State Street Navigator Securities Lending Prime Portfolio             11,698,622                               11,698,622    (e,m)

TOTAL SHORT-TERM INVESTMENTS
(COST $12,478,337)                                                                                             12,478,337

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (23.4)%                                                         (10,952,041)

                                                                                                              -----------
NET ASSETS - 100%                                                                                             $46,963,219
                                                                                                              ===========


OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI International Equity Fund had the following long futures contracts open at September 30, 2004:

                                                                                                          UNREALIZED
                                                            NUMBER OF               CURRENT             APPRECIATION/
DESCRIPTION                      EXPIRATION DATE           CONTRACTS             NOTIONAL VALUE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
TOPIX Index                         December 2004               2                  $200,064                $(6,714)
FTSE 100 Index                      December 2004               3                   249,935                   1,466
DJ Euro STOXX 50 Index              December 2004               9                   305,495                 (2,012)
                                                                                                           $(7,260)
                                                                                                           -------

The GEI International Equity Fund was invested in the following sectors at September 30, 2004:

				Percentage
Sector				(based on Market Value)
-------------------------------------------------------
Short-Term Investments 		21.54%
Financials 			17.44%
Industrials 			11.63%
Consumer Discretionary 		8.39%
Materials 			8.33%
Energy 				7.08%
Health Care 			6.73%
Information Technology 		6.43%
Consumer Staples 		5.41%
Telecommunication Services 	4.53%
Utilities		 	2.49%
				-------
				100.00%
				=======

TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                       NUMBER OF SHARES     VALUE
------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 50.4%
------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.9%
Carnival Corp.                                                                             126,479     $  5,981,192
Comcast Corp. (Class A Special)                                                            183,244        5,116,172       (a)
eBay Inc.                                                                                   14,365        1,320,718       (a)
Harley-Davidson Inc.                                                                        22,905        1,361,473
Home Depot Inc.                                                                            167,625        6,570,900
IAC/InterActiveCorp                                                                         10,931          240,701     (a,l)
Liberty Media Corp. (Series A)                                                             781,270        6,812,674       (a)
Liberty Media International Inc. (Series A)                                                 46,995        1,567,847       (a)
Target Corp.                                                                                61,429        2,779,662
Viacom Inc. (Class B)                                                                      104,119        3,494,234
                                                                                                         35,245,573

CONSUMER STAPLES - 2.4%
Clorox Co.                                                                                  11,453          610,445
Colgate-Palmolive Co.                                                                       73,474        3,319,555
PepsiCo Inc.                                                                                85,461        4,157,678
Wal-Mart Stores Inc.                                                                        24,472        1,301,910
                                                                                                          9,389,588
ENERGY - 3.8%
Burlington Resources Inc.                                                                   55,187        2,251,630
Exxon Mobil Corp.                                                                          143,165        6,919,164
Nabors Industries Ltd.                                                                      34,880        1,651,568       (a)
Schlumberger Ltd.                                                                           64,551        4,344,928
                                                                                                         15,167,290

FINANCIALS - 12.2%
AFLAC Inc.                                                                                  43,212        1,694,343       (h)
Alleghany Corp.                                                                                331           90,330       (a)
American Express Co.                                                                        17,186          884,391
American International Group Inc.                                                          120,423        8,187,560       (h)
Bank of America Corp.                                                                      126,607        5,485,881       (h)
Berkshire Hathaway Inc. (Class B)                                                            1,009        2,896,839       (a)
Citigroup Inc.                                                                             193,499        8,537,176       (h)
Federal National Mortgage Assoc.                                                           106,718        6,765,921
HCC Insurance Holdings Inc.                                                                 10,996          331,529       (l)
JP Morgan Chase & Co.                                                                       36,447        1,448,039
Marsh & McLennan Cos. Inc.                                                                  82,258        3,764,126
Mellon Financial Corp.                                                                      38,524        1,066,730
SLM Corp.                                                                                   33,070        1,474,922
State Street Corp.                                                                         131,890        5,633,022       (e)
                                                                                                         48,260,809

HEALTHCARE - 7.7%
Abbott Laboratories                                                                        102,030        4,321,991       (h)
Cardinal Health Inc.                                                                        52,054        2,278,404
DENTSPLY International Inc.                                                                 20,828        1,081,806
Johnson & Johnson                                                                          107,240        6,040,829
Lincare Holdings Inc.                                                                      124,936        3,711,849       (a)
Pfizer Inc.                                                                                269,790        8,255,574
Wyeth                                                                                      135,356        5,062,314
                                                                                                         30,752,767

INDUSTRIALS - 3.4%
CheckFree Corp.                                                                             21,449          593,494       (a)
Corinthian Colleges Inc.                                                                    28,638          386,040     (a,l)
Dover Corp.                                                                                124,936        4,856,262
Southwest Airlines Co.                                                                     133,441        1,817,466
Tyco International Ltd.                                                                     33,070        1,013,926
United Technologies Corp.                                                                   16,141        1,507,247
Waste Management Inc.                                                                      120,097        3,283,452       (l)
                                                                                                         13,457,887

INFORMATION TECHNOLOGY - 12.0%
Applied Materials Inc.                                                                      71,677        1,181,954       (a)
Automatic Data Processing Inc.                                                              91,622        3,785,821       (h)
Certegy Inc.                                                                                64,308        2,392,901
Cisco Systems Inc.                                                                         182,211        3,298,019       (a)
Dell Inc.                                                                                  114,527        4,077,161       (a)
EMC Corp.                                                                                   36,333          419,283       (a)
First Data Corp.                                                                           215,513        9,374,816       (h)
Intel Corp.                                                                                143,989        2,888,419
International Business Machines Corp.                                                       27,071        2,321,068
Intuit Inc.                                                                                 71,505        3,246,327       (a)
Microsoft Corp.                                                                            241,552        6,678,913
Molex Inc. (Class A)                                                                       185,332        4,876,085       (l)
Oracle Corp.                                                                               109,840        1,238,995       (a)
Paychex Inc.                                                                                18,218          549,273
Yahoo! Inc.                                                                                 39,568        1,341,751       (a)
                                                                                                         47,670,786

TOTAL DOMESTIC EQUITY
(COST $196,611,477)                                                                                     199,944,700

------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 16.7%
------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 1.6%
Accor S.A.                                                                                   6,802          265,101
Bayerische Motoren Werke AG                                                                  8,205          337,309
DaimlerChrysler AG (Regd.)                                                                   6,237          257,179
Grupo Televisa S.A. ADR                                                                      6,457          340,478       (l)
Honda Motor Co. Ltd.                                                                        14,100          683,156       (l)
Kingfisher PLC.                                                                             89,292          498,065
Koninklijke Philips Electronics N.V.                                                        33,684          771,447
Lagardere S.C.A. (Regd.)                                                                    12,699          787,661       (l)
LVMH Moet Hennessy Louis Vuitton S.A.                                                        4,946          330,182       (l)
Mediaset S.p.A.                                                                              6,937           78,748       (l)
Nissan Motor Co. Ltd.                                                                       17,500          190,537       (l)
Rank Group PLC.                                                                             16,530           83,604
Reed Elsevier PLC.                                                                          87,147          764,829
Renault S.A.                                                                                 7,591          620,835       (l)
Sharp Corp.                                                                                 15,000          206,324       (l)
Tata Motors Ltd. ADR                                                                        13,955          125,176     (a,l)
                                                                                                          6,340,631

CONSUMER STAPLES - 1.0%
Carrefour S.A.                                                                              14,207          668,220       (l)
Diageo PLC.                                                                                 26,312          328,529
Lawson Inc.                                                                                  6,700          232,219
Nestle S.A. (Regd.)                                                                          4,012          918,901
SABMiller PLC.                                                                              10,130          133,723
Tesco PLC.                                                                                 215,147        1,110,532       (l)
Wal-Mart de Mexico S.A. de C.V. (Series V)                                                  97,700          331,250
Woolworths Ltd.                                                                             26,373          260,187
                                                                                                          3,983,561

ENERGY - 1.4%
BG Group PLC.                                                                               97,013          651,290
China Petroleum & Chemical Corp.                                                         1,912,000          778,477
Ente Nazionale Idrocarburi S.p.A                                                            61,224        1,371,765       (l)
LUKOIL ADR                                                                                   3,369          420,283       (l)
Statoil ASA                                                                                 24,200          346,921
Total S.A.                                                                                   8,830        1,798,565       (l)
                                                                                                          5,367,301

FINANCIALS - 3.3%
Acom Co. Ltd.                                                                               12,366          765,196       (l)
Aegon N.V.                                                                                  16,129          173,880
Aiful Corp.                                                                                  3,550          348,187       (l)
Allianz AG (Regd.)                                                                           1,005          101,217
AXA                                                                                         31,361          634,501
Banca Intesa S.p.A.                                                                        122,500          465,564
Banco Santander Central Hispano S.A. (Regd.)                                                55,837          545,088       (l)
Bank of Ireland                                                                             58,616          789,163
Bank of Nova Scotia                                                                          2,267           66,189       (l)
BNP Paribas                                                                                 20,952        1,353,164       (l)
Credit Agricole S.A.                                                                        20,812          567,633       (l)
Credit Suisse Group (Regd.)                                                                 32,614        1,040,817
ING Groep N.V.                                                                              28,940          730,372
Kookmin Bank                                                                                 7,901          250,101       (a)
Manulife Financial Corp.                                                                     8,369          366,357       (l)
Mitsubishi Estate Co. Ltd. (REIT)                                                           46,000          479,971
Mitsui Sumitomo Insurance Co. Ltd.                                                          61,000          503,099
Riunione Adriatica di Sicurta S.p.A.                                                        39,192          753,025
Royal Bank of Scotland Group PLC.                                                           40,350        1,165,324
Sampo Oyj (Series A)                                                                        38,845          429,385
Skandinaviska Enskilda Banken AB (Series A)                                                 22,153          342,328
Sun Hung Kai Properties Ltd. (REIT)                                                         47,776          450,309
Svenska Handelsbanken                                                                       33,740          706,759
UniCredito Italiano S.p.A.                                                                  41,974          211,655
                                                                                                         13,239,284

HEALTHCARE - 1.3%
Chugai Pharmaceutical Co. Ltd.                                                              35,300          508,930
GlaxoSmithKline PLC.                                                                        56,351        1,214,461
Novartis AG (Regd.)                                                                         21,258          990,803
Roche Holding AG                                                                             7,238          747,739
Sanofi-Aventis                                                                               6,765          490,684       (l)
Schering AG                                                                                  5,035          317,989
Smith & Nephew PLC.                                                                         77,949          716,547
Teva Pharmaceutical Industries Ltd. ADR                                                      3,295           85,505
                                                                                                          5,072,658

INDUSTRIALS - 2.2%
ABB Ltd. (Regd.)                                                                            81,177          495,370
Asahi Glass Co. Ltd.                                                                        79,000          718,931
Brambles Industries PLC.                                                                   231,507        1,075,585
Daikin Industries Ltd.                                                                      29,000          701,220       (l)
Empresa Brasileira de Aeronautica S.A. ADR                                                  22,712          599,597       (l)
Exel PLC.                                                                                   31,300          387,410
Falck A/S                                                                                    2,199           17,947       (a)
Group 4 Securicor PLC.                                                                     100,375          207,732       (a)
Grupo Ferrovial S.A.                                                                         4,480          200,031
Komatsu Ltd.                                                                               167,000        1,072,776       (l)
Mitsui & Co. Ltd.                                                                           79,000          661,589       (l)
Mitsui OSK Lines Ltd.                                                                      118,784          712,392
Sandvik AB                                                                                   6,041          208,691
Siemens AG (Regd.)                                                                           7,669          563,969
Smiths Group PLC.                                                                           47,578          638,823
Toto Ltd.                                                                                   32,000          277,857       (l)
Wolseley PLC.                                                                               15,908          271,599
                                                                                                          8,811,519

INFORMATION TECHNOLOGY - 1.2%
Canon Inc.                                                                                  15,000          704,986
Hoya Corp.                                                                                   6,200          649,730
Nokia Oyj                                                                                   22,981          316,250
Nortel Networks Corp.                                                                      118,724          401,516       (a)
Samsung Electronics Co. Ltd.                                                                 2,330          926,739
Taiwan Semiconductor Manufacturing Co. Ltd.                                                757,641          965,730
Telefonaktiebolaget LM Ericsson (Series B)                                                 228,578          709,577       (a)
                                                                                                          4,674,528

MATERIALS - 1.5%
Alcan Inc.                                                                                  15,793          754,989
Aracruz Celulose S.A. ADR                                                                    8,289          274,532       (l)
BASF AG                                                                                      8,386          494,211
BHP Billiton PLC.                                                                          180,230        1,896,475
Cia Vale do Rio Doce ADR                                                                    30,892          594,671     (a,l)
Cia Vale do Rio Doce ADR                                                                    15,918          357,678
CRH PLC.                                                                                     2,757           65,402
JFE Holdings Inc.                                                                            4,400          125,355
JSR Corp.                                                                                   14,500          234,179
MMC Norilsk Nickel ADR                                                                       3,403          216,090       (l)
POSCO                                                                                        1,970          293,404
POSCO ADR                                                                                    2,064           78,122
Rio Tinto PLC. (Regd.)                                                                      23,668          636,430
Stora Enso Oyj (Series R)                                                                    4,144           55,998
                                                                                                          6,077,536

TELECOMMUNICATION SERVICES - 2.7%
America Movil S.A. de C.V. ADR (Series L)                                                    6,900          269,307
Telecom Italia S.p.A                                                                       266,402          610,457
Telefonica S.A.                                                                             77,559        1,160,756
Telefonica S.A. ADR                                                                            701           31,538       (l)
Vodafone Group PLC.                                                                        567,324        1,357,679
Vodafone Group PLC. ADR                                                                    301,937        7,279,701
                                                                                                         10,709,438

UTILITIES - 0.5%
E.ON AG                                                                                     10,227          754,495
Huaneng Power International Inc.                                                           630,000          508,973       (l)
National Grid Transco PLC.                                                                  14,632          123,451
Veolia Environnement                                                                        17,476          502,909       (l)
                                                                                                          1,889,828
TOTAL FOREIGN EQUITY
(COST $59,951,473)                                                                                       66,166,284


                                                                                    PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 29.3%
------------------------------------------------------------------------------------------------------------------------------

 U.S. TREASURIES - 9.8%
U.S. Treasury Bonds
5.38%                                                     02/15/31                      $2,835,000       $3,037,447
7.25%                                                     05/15/16                         835,000        1,051,248       (h)
8.13%                                                     08/15/21 - 08/15/19            1,070,000        1,476,462       (h)

U.S. Treasury Inflation Indexed Bonds
2.00%                                                     01/15/14                       2,352,582        2,409,537
2.38%                                                     01/15/25                         266,283          277,432
3.88%                                                     04/15/29 - 01/15/09              917,722        1,071,384

U.S. Treasury Notes
1.88%                                                     01/31/06                       1,610,000        1,600,469
2.25%                                                     04/30/06                       2,540,000        2,532,659
2.38%                                                     08/15/06 - 08/31/06            6,205,000        6,183,783
2.75%                                                     06/30/06                         440,000          441,791
3.13%                                                     05/15/07                       3,395,000        3,423,654
3.88%                                                     05/15/09 - 09/15/09            5,540,000        5,612,442
4.00%                                                     02/15/14                       8,486,000        8,417,263
4.25%                                                     11/15/13 - 08/15/14            1,300,000        1,313,428
6.00%                                                     08/15/09                          45,000           50,312

TOTAL U.S. TREASURIES
(COST $38,413,280)                                                                                       38,899,311

 FEDERAL AGENCIES - 2.2%
Federal Home Loan Bank
2.38%                                                     02/15/06                       1,405,000        1,401,591
2.63%                                                     10/16/06                       1,110,000        1,106,001
3.75%                                                     08/18/09                       2,000,000        2,000,793

Federal Home Loan Mortgage Corp.
3.00%                                                     09/29/06                       1,085,000        1,084,417
3.63%                                                     09/15/08                       1,215,000        1,221,927
4.50%                                                     01/15/14                         610,000          607,157
4.63%                                                     07/18/07                         610,000          621,235
4.75%                                                     12/08/10                         335,000          337,395
6.75%                                                     03/15/31                         140,000          166,339

Federal National Mortgage Assoc.
6.00%                                                     01/18/12                          30,000           30,343

TOTAL FEDERAL AGENCIES
(COST $8,519,070)                                                                                         8,577,198

AGENCY MORTGAGE BACKED - 8.6%
Federal Home Loan Mortgage Corp.
5.00%                                                     04/01/13                          84,916           86,910
6.00%                                                     04/01/29 - 04/01/34              324,037          334,999
6.50%                                                     01/01/27 - 08/01/34              825,440          865,660
7.00%                                                     10/01/25 - 07/01/34               68,184           72,245
7.50%                                                     11/01/09 - 09/01/33              145,366          155,520
8.00%                                                     01/01/30 - 11/01/30               36,522           39,703
9.00%                                                     10/01/25                           1,755            1,973

Federal National Mortgage Assoc.
5.50%                                                     04/01/14 - 08/01/33              221,184          228,074
6.00%                                                     08/01/14 - 09/01/34            1,460,330        1,512,503
6.50%                                                     06/01/17 - 10/01/34            2,698,212        2,836,775
7.00%                                                     04/01/17 - 07/01/34              445,953          472,734
7.50%                                                     12/01/09 - 03/01/34              328,946          352,272
8.00%                                                     12/01/11 - 11/01/33              136,970          146,470
8.50%                                                     06/01/30                             709              766
9.00%                                                     06/01/09 - 12/01/22               73,955           80,271

Federal National Mortgage Assoc. TBA
5.00%                                                     TBA                           14,170,000       14,224,587       (c)
5.50%                                                     TBA                            5,235,000        5,303,709       (c)
6.00%                                                     TBA                            5,635,000        5,805,808       (c)

Government National Mortgage Assoc.
6.00%                                                     07/15/33 - 04/15/34               45,723           47,453
6.50%                                                     04/15/24 - 07/15/34              176,216          186,071
7.00%                                                     03/15/12 - 06/15/34              116,853          124,486
8.00%                                                     03/15/30 - 05/15/30               11,599           12,523
9.00%                                                     11/15/16 - 12/15/21               40,725           45,362

Government National Mortgage Assoc. TBA
5.00%                                                     TBA                            1,000,000          994,375       (c)

TOTAL AGENCY MORTGAGE BACKED
(COST $33,899,776)                                                                                       33,931,249

 AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp.
4.50%                                                     11/15/13 - 03/15/18              362,291           44,839       (g)
5.00%                                                     01/15/11 - 04/15/34            2,208,525          444,530       (g)
5.39%                                                     12/15/30                         748,807           72,775     (g,i)
5.50%                                                     04/15/17 - 06/15/33              506,312           89,973       (g)
5.66%                                                     05/25/43                         184,720           17,491     (g,i)
6.26%                                                     05/25/43                         100,651           11,323     (g,i)
6.43%                                                     10/15/33                          70,000           54,816       (i)
7.50%                                                     01/15/16 - 07/15/27               33,676           24,202
7.75%                                                     03/15/22                          28,293           28,867
7.93%                                                     12/15/33                          45,000           38,220       (i)
9.46%                                                     09/25/43                         944,311           10,919   (d,g,i)

Federal Home Loan Mortgage Corp. STRIPS
8.00%                                                     02/01/23 - 07/01/24                9,854            1,830       (g)

Federal Home Loan Mortgage STRIPS
4.89%                                                     08/01/27                           2,276            1,985     (d,f)

Federal National Mortgage Assoc.
1.17%                                                     12/25/42                         583,899           21,349     (g,i)
2.23%                                                     06/25/43                         751,036           41,542     (g,i)
4.50%                                                     11/25/13                         436,915           27,553       (g)
4.75%                                                     11/25/14                          50,000            4,955       (g)
5.00%                                                     02/25/11 - 02/25/32              191,634           13,875       (g)
5.50%                                                     01/25/27                          93,254           12,006       (g)
5.76%                                                     09/25/42                         817,816           89,236     (g,i)
5.81%                                                     04/25/17 - 10/25/17              331,171           38,173     (g,i)
5.86%                                                     08/25/16                         149,600           14,424     (g,i)
8.00%                                                     07/25/14                          92,950           98,982
10.52%                                                    09/25/31                          81,365           83,328       (i)
11.48%                                                    12/25/17                         107,291          114,114       (i)
14.78%                                                    03/25/17                          69,875           78,857       (i)
16.28%                                                    04/25/32                          22,438           25,162       (i)

Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                                  05/25/22                              11              347       (g)

Federal National Mortgage Assoc. (Class S)
5.26%                                                     02/25/31                         135,416           14,049     (g,i)

Federal National Mortgage Assoc. REMIC
2.00%                                                     06/25/43                       1,590,951           89,988     (g,i)
12.56%                                                    03/25/31                         147,352          158,080       (i)

Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                                  03/25/22                              37              623       (g)

Federal National Mortgage Assoc. STRIPS
7.50%                                                     11/01/23 - 01/01/24               93,400           17,722       (g)
8.00%                                                     07/01/24 - 08/01/23               20,208            3,726       (g)

Government National Mortgage Assoc.
5.00%                                                     02/16/34                          65,000           61,633

Vendee Mortgage Trust
4.92%                                                     05/15/33                         528,475           23,781   (d,g,i)

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATION
(COST $2,116,839)                                                                                         1,875,275


 ASSET BACKED - 1.6%
American Express Credit Account
   Master Trust (Class A)
1.69%                                                     01/15/09                          42,000           41,229
Bank One Issuance Trust
3.59%                                                     05/17/10                          20,000           20,188
Bank One Issuance Trust (Class C)
3.76%                                                     08/15/08                          62,000           62,616
Bear Stearns Asset Backed Securities Inc. (Class A)
2.21%                                                     01/25/34                         128,785          128,978       (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                                     03/25/09                          28,000           27,940
Capital One Prime Auto Receivables Trust (Class A)
1.84%                                                     09/17/07                         260,000          260,186       (i)
Citibank Credit Card Issuance Trust
2.55%                                                     01/20/09                         200,000          197,783
Citibank Credit Card Issuance Trust (Class B)
2.12%                                                     03/07/08                         275,000          275,587       (i)
Citibank Credit Card Issuance Trust (Class C)
4.45%                                                     04/07/10                          35,000           35,581
Citifinancial Mortgage Securities Inc. (Class A)
2.04%                                                     04/25/34                         611,954          611,184       (i)
Countrywide Asset-Backed Certificates (Class A)
2.09%                                                     07/25/31                          20,997           21,011       (i)
Countrywide Home Equity Loan Trust (Class A)
1.99%                                                     07/15/27                         142,968          142,963       (i)
Discover Card Master Trust I (Class A)
1.94%                                                     09/18/07                         240,000          240,190       (i)
Federal National Mortgage Assoc.
3.95%                                                     12/26/31                          41,000           41,311
Fleet Credit Card Master Trust II (Class A)
5.60%                                                     12/15/08                         300,000          313,253
Ford Credit Auto Owner Trust (Class B)
4.79%                                                     11/15/06                          64,000           65,082
Ford Credit Floorplan Master Owner Trust (Class A)
1.80%                                                     07/15/09                       2,000,000        2,000,482       (i)
GMAC Mortgage Corp. Loan Trust (Class A)
1.94%                                                     06/25/34                         500,000          499,509       (i)
Green Tree Financial Corp.
6.90%                                                     04/15/18                             308              308
Mid-State Trust (Class A)
7.54%                                                     07/01/35                           7,500            7,712
Peco Energy Transition Trust
6.52%                                                     12/31/10                          50,000           56,216
Residential Asset Mortgage Products Inc. (Class A)
2.08%                                                     03/25/34                         260,267          260,266       (i)
Residential Asset Securities Corp. (Class A)
2.09%                                                     07/25/32                          68,895           68,841       (i)
4.16%                                                     07/25/30                         350,000          353,419       (i)
Saxon Asset Securities Trust (Class A)
2.02%                                                     12/25/32                          54,426           54,529       (i)
SLM Student Loan Trust (Class A)
1.93%                                                     06/15/18                         496,284          496,510       (i)
Wells Fargo Home Equity Trust
3.97%                                                     09/25/34                          54,000           53,865       (i)

TOTAL ASSET BACKED
(COST $6,347,091)                                                                                         6,336,739

 CORPORATE NOTES - 5.2%
Alberta Energy Co. Ltd.
7.38%                                                     11/01/31                          20,000           23,537
Allied Waste North America
6.13%                                                     02/15/14                          30,000           27,975
American Electric Power Co. Inc. (Series D)
5.25%                                                     06/01/15                         140,000          140,884
American Greetings
6.10%                                                     08/01/28                          40,000           42,700
American Standard Inc.
7.38%                                                     04/15/05                         145,000          147,900
7.63%                                                     02/15/10                          35,000           39,638
Anadarko Petroleum Corp.
5.00%                                                     10/01/12                          40,000           41,301
Appalachian Power Co. (Series C)
2.30%                                                     06/29/07                          60,000           60,013       (i)
Appalachian Power Co. (Series E)
4.80%                                                     06/15/05                          50,000           50,678
Appalachian Power Co. (Series G)
3.60%                                                     05/15/08                          20,000           19,869
Arizona Public Service Co.
5.63%                                                     05/15/33                          25,000           23,590
AT&T Wireless Services Inc.
7.35%                                                     03/01/06                         125,000          132,772
8.75%                                                     03/01/31                         100,000          131,328
Bank of America Corp.
1.87%                                                     02/17/09                          25,000           25,100       (i)
3.88%                                                     01/15/08                         125,000          126,738
Bank One Corp.
6.50%                                                     02/01/06                         185,000          194,066
BB&T Corp.
4.75%                                                     10/01/12                          25,000           25,047
6.38%                                                     06/30/05                          45,000           46,229       (i)
Belo Corp.
8.00%                                                     11/01/08                          30,000           34,280
British Telecommunications PLC.
8.38%                                                     12/15/10                         105,000          126,734       (o)
Burlington Northern Santa Fe Corp.
8.13%                                                     04/15/20                          60,000           75,103
Campbell Soup Co.
5.50%                                                     03/15/07                          50,000           52,696
Carolina Power & Light Co.
6.13%                                                     09/15/33                          35,000           36,630
Cendant Corp.
6.25%                                                     01/15/08                         140,000          151,072
Charter One Bank FSB
6.38%                                                     05/15/12                          50,000           55,070
Chesapeake Energy Corp.
7.50%                                                     06/15/14                          30,000           32,775
Citigroup Inc.
5.00%                                                     03/06/07                          90,000           93,974
6.00%                                                     10/31/33                          55,000           55,759
6.63%                                                     06/15/32                         125,000          137,100
Comcast Cable Communications
6.38%                                                     01/30/06                         100,000          104,434
Comcast Cable Communications Holdings Inc.
8.38%                                                     03/15/13                          90,000          108,994
ConAgra Foods Inc.
6.00%                                                     09/15/06                         120,000          126,415
Consolidated Natural Gas Co.
5.38%                                                     11/01/06                         175,000          182,181
Countrywide Home Loans Inc.
5.63%                                                     05/15/07                          50,000           52,729
COX Communications Inc.
7.75%                                                     11/01/10                         120,000          134,505
CSX Corp.
5.50%                                                     08/01/13                          65,000           66,820
CSX Transportation Inc.
9.75%                                                     06/15/20                          21,000           28,989
DaimlerChrysler NA Holding Corp.
2.34%                                                     05/24/06                         170,000          170,629       (i)
7.25%                                                     01/18/06                          60,000           63,328
Delhaize America Inc.
7.38%                                                     04/15/06                         275,000          291,445
Deutsche Telekom International Finance BV
3.88%                                                     07/22/08                         490,000          491,910
Dominion Resources Inc. (Series B)
4.13%                                                     02/15/08                          90,000           91,191
DR Horton Inc.
5.63%                                                     09/15/14                          30,000           29,850
Duke Capital LLC
4.30%                                                     05/18/06                         130,000          131,869
4.33%                                                     11/16/06                         230,000          234,150
6.25%                                                     02/15/13                          50,000           53,624
Duke Energy Corp.
4.50%                                                     04/01/10                          30,000           30,499
El Paso Electric Co. (Series D)
8.90%                                                     02/01/06                          50,000           53,584
Enterprise Products Operating LP
4.00%                                                     10/15/07                          70,000           70,386       (b)
EOP Operating LP (REIT)
7.25%                                                     02/15/18                         235,000          265,876
7.75%                                                     11/15/07                         100,000          111,461
European Investment Bank
4.63%                                                     03/01/07                          70,000           72,782
Ford Motor Co.
7.45%                                                     07/16/31                         190,000          186,305
Ford Motor Credit Co.
5.63%                                                     10/01/08                         175,000          180,886
7.38%                                                     02/01/11                         330,000          358,981
General Mills Inc.
3.88%                                                     11/30/07                          50,000           50,467
General Motors Acceptance Corp.
2.60%                                                     05/18/06                         205,000          205,820       (i)
6.13%                                                     09/15/06                          70,000           73,161
6.75%                                                     01/15/06                          60,000           62,627
6.88%                                                     09/15/11                         175,000          183,888
General Motors Corp.
7.20%                                                     01/15/11                          50,000           53,122
Georgia Power Co.
4.88%                                                     07/15/07                          65,000           67,547
Goldman Sachs Group Inc.
6.60%                                                     01/15/12                          10,000           11,159
Goodrich Corp.
7.10%                                                     11/15/27                          40,000           43,345
Grupo Televisa S.A.
8.00%                                                     09/13/11                          60,000           68,700
Hertz Corp.
2.90%                                                     08/05/08                          40,000           40,377       (i)
Houghton Mifflin Co.
9.88%                                                     02/01/13                          45,000           47,250
Household Finance Corp.
1.82%                                                     07/27/07                       2,000,000        2,002,538       (i)
3.38%                                                     02/21/06                          30,000           30,250
6.38%                                                     11/27/12                          25,000           27,705
6.50%                                                     01/24/06                         225,000          235,957
6.75%                                                     05/15/11                         280,000          315,351
Hudson United Bank
7.00%                                                     05/15/12                          80,000           89,035
Huntington National Bank
2.75%                                                     10/16/06                          45,000           44,709
Hydro Quebec
8.25%                                                     04/15/26                         500,000          684,897
International Paper Co.
6.75%                                                     09/01/11                         235,000          262,548
Iron Mountain Inc.
6.63%                                                     01/01/16                          45,000           43,875
Kellogg Co. (Series B)
6.60%                                                     04/01/11                          55,000           61,871
Kerr-McGee Corp.
5.88%                                                     09/15/06                          65,000           67,982
6.95%                                                     07/01/24                         135,000          144,187
Keycorp
4.63%                                                     05/16/05                         120,000          121,501
KFW International Finance
4.75%                                                     01/24/07                         415,000          431,445
Kinder Morgan Inc.
6.50%                                                     09/01/12                         140,000          153,859
Liberty Media Corp.
3.38%                                                     09/17/06                         275,000          278,960       (i)
Lockheed Martin Corp.
8.50%                                                     12/01/29                         155,000          205,227
Lyondell Chemical Co.
10.50%                                                    06/01/13                          30,000           34,650
Marsh & McLennan Cos. Inc.
1.74%                                                     07/13/07                       1,500,000        1,499,354       (i)
Masco Corp.
6.75%                                                     03/15/06                          55,000           58,045
Midwest Generation LLC (Series B)
8.56%                                                     01/02/16                          25,000           26,250
Morgan Stanley
4.25%                                                     05/15/10                           5,000            5,009
Motorola Inc.
4.61%                                                     11/16/07                          65,000           66,784
National Rural Utilities Cooperative Finance Corp.
6.00%                                                     05/15/06                          40,000           41,944
NB Capital Trust IV
8.25%                                                     04/15/27                         105,000          118,861
Noble Energy Inc.
8.00%                                                     04/01/27                          50,000           61,263
Nordic Investment Bank
2.75%                                                     01/11/06                          60,000           60,181
Norfolk Southern Corp.
6.00%                                                     04/30/08                          20,000           21,558
Norfolk Southern Railway Co.
9.75%                                                     06/15/20                          29,000           40,032
Northeast Utilities (Series B)
3.30%                                                     06/01/08                          30,000           29,271
Northrop Grumman Corp.
4.08%                                                     11/16/06                         200,000          203,178
Ocean Energy Inc.
4.38%                                                     10/01/07                          15,000           15,307
Omnicare Inc.
6.13%                                                     06/01/13                          10,000           10,050
Oncor Electric Delivery Co.
6.38%                                                     05/01/12                         130,000          143,826
Pacific Gas & Electric Co.
2.30%                                                     04/03/06                         245,000          245,735       (i)
Pemex Finance Ltd.
9.03%                                                     02/15/11                          20,000           23,334
9.69%                                                     08/15/09                         230,000          261,321
Pemex Project Funding Master Trust
7.38%                                                     12/15/14                          15,000           16,350
8.63%                                                     02/01/22                          60,000           68,400
Pepco Holdings Inc.
5.50%                                                     08/15/07                          55,000           57,689
Petrobras International Finance Co.
7.75%                                                     09/15/14                          40,000           39,600
Petro-Canada
5.35%                                                     07/15/33                          25,000           22,657
Petroleos Mexicanos
9.50%                                                     09/15/27                         245,000          300,738
Pioneer Natural Resources Co.
6.50%                                                     01/15/08                         145,000          157,440
Procter & Gamble - ESOP (Series A)
9.36%                                                     01/01/21                         155,000          209,762
Progress Energy Inc.
5.85%                                                     10/30/08                          80,000           85,076
Prudential Financial Inc.
4.10%                                                     11/15/06                         250,000          254,159
PSI Energy Inc.
6.65%                                                     06/15/06                          40,000           42,183
Public Service Co. of New Mexico
4.40%                                                     09/15/08                          50,000           50,573
Puget Energy Inc.
3.36%                                                     06/01/08                          30,000           29,520
Quest Diagnostics
6.75%                                                     07/12/06                          45,000           47,678
RBS Capital Trust I
5.51%                                                     09/29/49                          95,000           96,390       (i)
Royal Bank of Scotland Group PLC.
9.12%                                                     03/31/49                         140,000          172,114
7.65%                                                     08/31/49                          25,000           29,716       (i)
Safeco Corp.
4.20%                                                     02/01/08                          20,000           20,353
Saks Inc.
7.00%                                                     12/01/13                          25,000           25,500
Shurgard Storage Centers Inc.
5.88%                                                     03/15/13                           5,000            5,132
Sinclair Broadcast Group Inc.
8.00%                                                     03/15/12                          30,000           31,125
Southern California Edison Co.
8.00%                                                     02/15/07                         180,000          199,319
Southwest Airlines Co.
5.25%                                                     10/01/14                          30,000           29,926
Sprint Capital Corp.
4.78%                                                     08/17/06                          90,000           92,526       (o)
6.00%                                                     01/15/07                          70,000           74,004
6.13%                                                     11/15/08                          80,000           86,483
7.63%                                                     01/30/11                          50,000           57,920
8.38%                                                     03/15/12                          40,000           48,450
Telefonos de Mexico S.A. de C.V.
4.50%                                                     11/19/08                         355,000          356,402
8.25%                                                     01/26/06                         215,000          228,992
TELUS Corp.
7.50%                                                     06/01/07                         125,000          137,285
Textron Inc.
4.50%                                                     08/01/10                          40,000           40,651
Time Warner Inc.
7.75%                                                     06/15/05                          45,000           46,416
6.88%                                                     05/01/12                          25,000           27,908
Tyco International Group S.A.
5.80%                                                     08/01/06                         185,000          193,831
6.75%                                                     02/15/11                          40,000           44,979
Tyson Foods Inc.
7.25%                                                     10/01/06                         425,000          455,560
UBS Preferred Funding Trust I
8.62%                                                     10/29/49                          70,000           85,136       (i)
Union Pacific Corp.
6.65%                                                     01/15/11                           5,000            5,563
Unisys Corp.
8.13%                                                     06/01/06                          35,000           37,319
US Bank National Assoc.
2.85%                                                     11/15/06                          40,000           39,870
Valero Energy Corp.
6.88%                                                     04/15/12                          70,000           78,525
7.50%                                                     04/15/32                          35,000           41,025
Verizon Global Funding Corp.
7.75%                                                     12/01/30 - 06/15/32              150,000          179,805
Verizon Pennsylvania Inc. (Series A)
5.65%                                                     11/15/11                         140,000          147,519
Wachovia Corp.
5.25%                                                     08/01/14                         100,000          102,216
Walt Disney Co.
6.75%                                                     03/30/06                          35,000           36,951
Washington Mutual Inc.
5.63%                                                     01/15/07                          70,000           73,732
Wells Fargo & Co.
5.25%                                                     12/01/07                          90,000           94,957
Westar Energy Inc.
9.75%                                                     05/01/07                         125,000          142,400
Weyerhaeuser Co.
6.00%                                                     08/01/06                         335,000          352,606
6.13%                                                     03/15/07                         115,000          122,603
6.75%                                                     03/15/12                          80,000           89,725
Wisconsin Energy Corp.
5.88%                                                     04/01/06                          23,000           23,998

TOTAL CORPORATE NOTES
(COST $20,267,380)                                                                                       20,456,451

 NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Bear Stearns Commercial Mortgage Securities
4.17%                                                     01/12/41                         500,000          506,381
5.20%                                                     01/12/41                         300,000          310,485       (i)
Bear Stearns Commercial Mortgage Securities (Class A)
3.88%                                                     08/13/39                         108,000          107,498
4.68%                                                     08/13/39                         198,000          198,420
6.02%                                                     02/14/31                          75,000           81,164
Bear Stearns Commercial Mortgage Securities (Class B)
6.20%                                                     02/14/31                          40,000           43,713
Citicorp Mortgage Securities Inc. (Class B)
6.13%                                                     08/25/32                          62,203           62,277       (i)
CS First Boston Mortgage Securities Corp.
6.13%                                                     04/15/37                          50,000           54,998
DLJ Commercial Mortgage Corp.
6.24%                                                     11/12/31                         228,000          247,790
GMAC Commercial Mortgage Securities Inc. (Class A)
6.42%                                                     05/15/35                         500,000          545,042
Impac CMB Trust (Class A)
2.05%                                                     11/25/32                          46,745           46,819       (i)
2.12%                                                     08/25/32                          90,952           91,029       (i)
2.22%                                                     12/25/33                         603,439          603,210       (i)
JP Morgan Chase Commercial Mortgage Securities Corp.
6.47%                                                     11/15/35                          40,000           44,758
JP Morgan Chase Commercial Mortgage
  Securities Corp. (Class A)
4.92%                                                     10/15/37                          66,000           67,064       (i)
LB-UBS Commercial Mortgage Trust
4.06%                                                     09/15/27                         108,000          108,493       (i)
6.23%                                                     03/15/26                          53,000           57,965
LB-UBS Commercial Mortgage Trust (Class A)
6.65%                                                     11/15/27                         304,000          342,951
Master Alternative Loans Trust
5.00%                                                     08/25/18                          94,473           11,101       (g)
6.50%                                                     08/25/34                         289,253          302,631
Morgan Stanley Capital I
5.11%                                                     06/15/40                         200,000          204,877       (i)
Morgan Stanley Capital I (Class A)
4.66%                                                     09/13/45                         300,000          298,944
6.53%                                                     03/15/31                         287,000          314,722
7.11%                                                     04/15/33                          73,000           82,421
Morgan Stanley Dean Witter Capital I
6.96%                                                     10/15/33                          62,351           67,210
7.20%                                                     10/15/33                          50,000           57,208
Nomura Asset Securities Corp. (Class A)
6.59%                                                     03/15/30                         500,000          547,809

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $5,410,854)                                                                                         5,406,980

 SOVEREIGN BONDS - 0.1%
Mexico Government International Bond
6.75%                                                     09/27/34                         200,000          192,600
Ontario Electricity Financial Corp.
7.45%                                                     03/31/13                          20,000           24,331
Province of British Columbia
4.63%                                                     10/03/06                         100,000          103,380
Province of Manitoba Canada
4.25%                                                     11/20/06                         105,000          107,850
Province of New Brunswick
3.50%                                                     10/23/07                          50,000           50,435
Province of Ontario
3.50%                                                     09/17/07                         100,000          100,843
5.13%                                                     07/17/12                          10,000           10,574

TOTAL SOVEREIGN BONDS
(COST $594,266)                                                                                             590,013

TOTAL BONDS AND NOTES
(COST $115,568,556)                                                                                     116,073,216



                                                          NUMBER OF SHARES                         VALUE
----------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.9%
----------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                               51,800                          1,474,228       (l)
Industrial Select Sector SPDR Fund                             209,488                          5,941,080       (l)
SPDR Trust Series 1                                              3,280                            366,573       (l)

TOTAL EXCHANGE TRADED FUNDS
(COST $7,411,390)                                                                               7,781,881

----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%*
----------------------------------------------------------------------------------------------------------------------------

Henkel KGaA
(COST $117,921)                                                  1,484                            109,058       (l)

----------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
----------------------------------------------------------------------------------------------------------------------------

Eurodollar Futures                                             100,000                                250
U S Treasury Notes Futures                                      32,000                             11,500

TOTAL PURCHASED OPTIONS
(COST $19,252)                                                                                     11,750

TOTAL INVESTMENTS IN SECURITIES
(COST $379,680,069)                                                                           390,086,889

----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.1%
----------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                              40,127,904                         40,127,904       (j)
State Street Navigator Securities
   Lending Prime Portfolio                                  23,699,410                         23,699,410     (e,m)

TOTAL SHORT-TERM INVESTMENTS
(COST $63,827,314)                                                                             63,827,314

LIABILITIES IN EXCESS OF OTHER ASSETS, NET (14.4)%                                            (57,222,649)

NET ASSETS - 100%                                                                            $396,691,554
                                                                                             ------------

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Total Return Fund had the following written option contracts open at September 30, 2004:

CALL OPTIONS                                               EXPIRATION DATE/ STRIKE PRICE    NUMBER OF CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures                                          Oct 04 / 111.50                  32               (6,000)
 (Written Option Premium $9,388)

PUT OPTIONS                                                EXPIRATION DATE/ STRIKE PRICE    NUMBER OF CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures                                          Oct 04 / 109.50                  32               (3,000)
 (Written Option Premium $5,888)


The Total Return Fund had the
following long futures contracts
open at September 30, 2004:
                                                                                                                     UNREALIZED
DESCRIPTION                              EXPIRATION DATE        NUMBER OF CONTRACTS        CURRENT NOTIONAL VALUE   APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                     December 2004                   7                     $1,951,075           $10,075
U.S.Treasury Notes 5 Yrs                  December 2004                  39                     $4,319,250            38,293
                                                                                                                     $48,368
                                                                                                                     -------

The Total Return Fund had the
following short futures contracts
open at September 30, 2004:
                                                                                                                     UNREALIZED
DESCRIPTION                              EXPIRATION DATE        NUMBER OF CONTRACTS        CURRENT NOTIONAL VALUE   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yrs                 December 2004                  6                        $(675,750)          $(1,287)


GLOBAL INCOME FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              PRINCIPAL
                                                                                AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 87.2%
----------------------------------------------------------------------------------------------------------------------
AUSTRIA - 1.8%
Government of Austria
4.00%                                    07/15/09                 EUR           219,000             $  280,472    (h)

BELGIUM - 1.7%
Government of Belgium
5.00%                                    09/28/11                 EUR            40,000                 53,625    (h)
5.50%                                    09/28/17                 EUR           155,000                215,740    (h)
                                                                                                       269,365
CANADA - 2.7%
Government of Canada
5.75%                                    06/01/33                 CAD            72,000                 62,513
6.00%                                    06/01/11                 CAD           415,000                359,070
                                                                                                       421,583
FINLAND - 0.8%
Government of Finland
5.38%                                    07/04/13                 EUR            93,000                127,829    (h)

FRANCE - 5.0%
Government of France
5.50%                                    10/25/07 - 04/25/10      EUR           579,000                787,349    (h)

GERMANY - 18.6%
Bundesobligation
4.50%                                    08/17/07                 EUR           205,000                266,161
5.00%                                    02/17/06                 EUR           173,000                222,176    (h)
Deutsche Bundesrepublik
4.13%                                    07/04/08                 EUR            50,000                 64,340    (h)
5.00%                                    01/04/12                 EUR           725,000                973,162    (h)
5.50%                                    01/04/31                 EUR            65,000                 91,355    (h)
6.00%                                    01/04/07                 EUR           270,000                359,270    (h)
6.25%                                    01/04/30                 EUR           547,000                839,617    (h)
Kreditanstalt fuer Wiederaufbau
5.25%                                    07/04/12                 EUR            72,000                 97,705    (h)
                                                                                                     2,913,786
GREECE - 2.3%
Hellenic Republic
5.25%                                    05/18/12                 EUR           107,000                144,540    (h)
6.00%                                    02/19/06                 EUR           172,000                223,552    (h)
                                                                                                       368,092
ITALY - 1.0%
Italy Buoni Poliennali Del Tesoro
6.75%                                    02/01/07                 EUR           117,000                158,378    (h)

JAPAN - 21.7%
Government of Japan
0.07%                                    03/20/06                 JPY        32,500,000                296,719    (d)
0.15%                                    12/20/06                 JPY        28,500,000                260,583    (d)
0.20%                                    03/20/07                 JPY        62,500,000                571,293    (d)
0.28%                                    09/20/07                 JPY        31,600,000                286,855    (d)
0.47%                                    12/22/08                 JPY        65,000,000                600,337    (d)
1.10%                                    12/20/05                 JPY        65,000,000                597,251
1.30%                                    09/20/12                 JPY        35,400,000                323,838
1.80%                                    12/20/10                 JPY        48,400,000                464,366
                                                                                                     3,401,242
NETHERLANDS 2.5%
Government of Netherlands
5.50%                                    01/15/28                 EUR           285,000                397,969

SPAIN 2.4%
Government of Spain
4.25%                                    10/31/07                 EUR           290,000                373,733

SWEDEN - 1.1%
Government of Sweden
6.00%                                    02/09/05                 SEK         1,200,000                166,924    (h)

UNITED KINGDOM - 4.0%
United Kingdom Gilt
6.00%                                    12/07/28                 GBP           102,000                219,520
7.75%                                    09/08/06                 GBP            96,000                183,358
8.50%                                    12/07/05                 GBP           120,000                226,938
                                                                                                       629,816
UNITED STATES - 21.6%
U.S. Treasury Bonds
5.25%                                    02/15/29                 USD           683,000                711,105    (h)
5.38%                                    02/15/31                 USD           350,000                374,993    (h)
U.S. Treasury Notes
3.50%                                    11/15/06                 USD           700,000                712,208    (h)
4.38%                                    05/15/07 - 08/15/12      USD         1,280,000              1,324,838    (h)
6.50%                                    05/15/05                 USD           250,000                256,805    (h)
                                                                                                     3,379,949

TOTAL INVESTMENTS IN SECURITIES
(COST $11,522,397)                                                                                  13,676,487

----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.9%
----------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
(COST $457,899)                                                   USD           457,899                457,899    (j)

OTHER ASSETS AND LIABILITIES, NET 9.9%                                                               1,548,309

NET ASSETS - 100%                                                                                   15,682,695
                                                                                                    ----------

GEI INCOME FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 105.9%
------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 27.5%
U.S. Treasury Bonds
5.38%                                                       02/15/31                     $4,035,000         $4,323,139     (h)
7.25%                                                       05/15/16                        760,000            956,825     (h)
8.13%                                                       08/15/19 - 08/15/21           3,520,000          4,856,429     (h)

U.S. Treasury Inflation Indexed Bonds
2.00%                                                       01/15/14                      2,742,116          2,808,502
2.38%                                                       01/15/25                        346,670            361,185
3.88%                                                       01/15/09 - 04/15/29           1,194,784          1,393,721

U.S. Treasury Notes
1.88%                                                       01/31/06                      2,200,000          2,186,976     (h)
2.25%                                                       04/30/06                      1,280,000          1,276,301
2.38%                                                       08/31/06                      1,965,000          1,957,553
2.75%                                                       06/30/06                        265,000            266,079
3.13%                                                       05/15/07                      2,685,000          2,707,661
3.38%                                                       09/15/09                      4,675,000          4,675,374
3.88%                                                       05/15/09                      8,665,000          8,874,346
4.00%                                                       02/15/14                      1,295,000          1,284,511
4.25%                                                       11/15/13 - 08/15/14           1,335,000          1,348,999

TOTAL U.S. TREASURIES
(COST $38,826,754)                                                                                          39,277,601

FEDERAL AGENCIES - 8.6%
Federal Farm Credit Bank
9.15%                                                       02/14/05                        100,000            102,650     (h)
Federal Home Loan Bank
2.38%                                                       02/15/06                      4,355,000          4,344,433     (h)
2.63%                                                       10/16/06                      1,435,000          1,429,830
2.88%                                                       09/15/06                        740,000            741,490

Federal Home Loan Mortgage Corp.
3.00%                                                       09/29/06                      1,445,000          1,444,224
3.63%                                                       09/15/08                      1,520,000          1,528,667
4.50%                                                       01/15/14                        780,000            776,365
4.75%                                                       12/08/10                      1,065,000          1,072,616     (h)
6.75%                                                       03/15/31                        730,000            867,340

Federal National Mortgage Assoc.
6.00%                                                       01/18/12                         15,000             15,171

TOTAL FEDERAL AGENCIES
(COST $12,205,796)                                                                                          12,322,786

AGENCY MORTGAGE BACKED - 24.9%
Federal Home Loan Mortgage Corp.
5.00%                                                       04/01/13                        509,494            521,458
6.00%                                                       08/01/17 - 04/01/34           1,170,461          1,212,006
6.50%                                                       01/01/27 - 08/01/34             755,911            792,808
7.00%                                                       10/01/16 - 07/01/34             218,014            231,035
7.50%                                                       11/01/09 - 09/01/33              58,031             61,794
8.00%                                                       09/01/09 - 11/01/30              76,164             82,119
8.50%                                                       04/01/30 - 05/01/30              49,592             53,646

Federal National Mortgage Assoc.
5.50%                                                       12/01/13 - 08/01/33             668,205            681,995
6.00%                                                       06/01/14 - 09/01/34           4,068,559          4,214,759
6.50%                                                       03/01/15 - 10/01/34           3,914,295          4,111,515
7.00%                                                       03/01/15 - 07/01/34           1,596,211          1,691,162
7.50%                                                       12/01/09 - 03/01/34             569,990            609,747
8.00%                                                       12/01/12 - 11/01/33             435,531            471,118
8.50%                                                       05/01/31                         12,655             13,676
9.00%                                                       04/01/16 - 12/01/22              67,104             74,219
5.00%                                                       TBA                           9,550,000          9,469,531     (c)
5.50%                                                       TBA                           6,940,000          7,031,088     (c)
6.00%                                                       TBA                             450,000            463,640     (c)

Government National Mortgage Assoc.
3.38%                                                       02/20/23 - 02/20/26              35,715             35,983     (i)
4.63%                                                       11/20/22 - 12/20/24              12,950             13,148     (i)
6.00%                                                       04/15/33 - 04/15/34             850,826            882,714
6.50%                                                       04/15/19 - 08/15/34           2,145,223          2,262,452
7.00%                                                       03/15/12 - 06/15/34             444,320            473,311
7.50%                                                       11/15/31 - 10/15/33              35,686             38,404
8.00%                                                       12/15/29 - 05/15/30              28,488             30,759
8.50%                                                       10/15/17                         50,708             55,437
9.00%                                                       11/15/16 - 12/15/21             114,434            127,444

TOTAL AGENCY MORTGAGE BACKED
(COST $35,676,960)                                                                                          35,706,968

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
Federal Home Loan Mortgage Corp.
4.50%                                                       11/15/13 - 03/15/18             841,195            112,023     (g)
5.00%                                                       01/15/11 - 07/15/31           4,991,032            572,877     (g)
5.00%                                                       02/15/34 - 04/15/34             685,000            647,688
5.39%                                                       12/15/30                      1,684,816            163,743   (g,i)
5.50%                                                       04/15/17 - 06/15/33           1,196,989            241,978     (g)
5.66%                                                       05/25/43                      1,397,314            132,308   (g,i)
6.25%                                                       01/15/23                          9,881              9,978
6.26%                                                       05/25/43                        767,460             86,339   (g,i)
6.43%                                                       10/15/33                        235,000            184,026     (i)
6.50%                                                       02/15/21                          3,273              3,274
7.50%                                                       01/15/16                        113,383            121,898
7.50%                                                       07/15/27                         30,452              4,754     (g)
7.75%                                                       03/15/22                         70,994             72,435
7.93%                                                       12/15/33                        150,000            127,400     (i)
8.25%                                                       06/01/26                         60,000             78,424   (h,o)
9.46%                                                       09/25/43                      3,888,338             44,959 (d,g,i)
11.62%                                                      06/15/33                        804,202            827,427     (i)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                                       02/01/23 - 07/01/24              16,116              2,992     (g)
Federal Home Loan Mortgage STRIPS
4.89%                                                       08/01/27                          4,011              3,497   (d,f)
Federal National Mortgage Assoc.
1.17%                                                       12/25/42                        291,949             10,674   (g,i)
2.23%                                                       06/25/43                      4,015,541            222,110   (g,i)
4.00%                                                       08/25/17 - 02/25/28           1,283,984          1,275,524
4.50%                                                       11/25/13 - 11/25/13           1,019,468             64,304     (g)
4.75%                                                       11/25/14                        150,000             14,864     (g)
5.00%                                                       02/25/11 - 02/25/32             638,685             62,332     (g)
5.16%                                                       10/25/29                        830,575             82,019   (g,i)
5.26%                                                       12/25/30                        851,690             81,177   (g,i)
5.50%                                                       01/25/27                        506,813             65,252     (g)
5.66%                                                       05/25/18                      1,475,312            163,951   (g,i)
5.76%                                                       09/25/42 - 09/25/42           8,200,680            892,177   (g,i)
5.81%                                                       04/25/17 - 10/25/17           1,896,824            219,574   (g,i)
5.86%                                                       08/25/16                        647,107             62,393   (g,i)
6.26%                                                       06/25/42                        986,115            109,089   (g,i)
7.00%                                                       09/25/20                          1,780              1,856
7.50%                                                       07/25/41                         99,491            107,326
8.00%                                                       07/25/14                        430,322            458,250
10.52%                                                      09/25/31                        519,831            532,375     (i)
11.48%                                                      05/25/17 - 12/25/17             525,407            559,524     (i)
14.78%                                                      03/25/17                         89,151            100,611     (i)
16.28%                                                      04/25/32                        168,282            188,712     (i)

Federal National Mortgage Assoc. (Class B)
5.68%                                                       12/25/22                          1,038                841   (d,f)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                                    05/25/22                             23                693     (g)
Federal National Mortgage Assoc. (Class S)
5.26%                                                       02/25/31                        803,759             83,390   (g,i)
Federal National Mortgage Assoc. REMIC
2.00%                                                       06/25/43                      5,257,054            297,352   (g,i)
12.56%                                                      03/25/31                        806,100            864,794     (i)

Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                                    03/25/22                             37                623     (g)
Federal National Mortgage Assoc. STRIPS
7.50%                                                       11/01/23 - 01/01/24             176,402             33,331     (g)
8.00%                                                       08/01/23 - 07/01/24              33,888              6,258     (g)
8.50%                                                       07/25/22 - 07/25/22               1,609                320     (g)
9.00%                                                       05/25/22                          1,039                224     (g)

Government National Mortgage Assoc.
5.00%                                                       02/16/34                        400,000            379,280
Vendee Mortgage Trust
4.92%                                                       05/15/33                      2,179,960             98,098 (d,g,i)

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $11,644,997)                                                                                          10,477,318

ASSET BACKED - 7.2%
American Express Credit Account Master Trust (Class A)
1.69%                                                       01/15/09                        175,000            171,789
1.88%                                                       12/15/08                        150,000            150,262     (i)
1.90%                                                       04/15/08                        390,000            390,512     (i)
Bank One Issuance Trust
3.59%                                                       05/17/10                         85,000             85,798
Bank One Issuance Trust (Class C)
3.76%                                                       08/15/08                        323,000            326,210
BMW Vehicle Owner Trust (Class B)
2.93%                                                       03/25/09                        213,000            212,544
Capital Auto Receivables Asset Trust (Class A)
1.85%                                                       04/17/06                        206,068            206,142     (i)
Capital One Master Trust (Class C)
6.70%                                                       06/15/11                        200,000            216,300     (b)
Chase Funding Mortgage Loan Asset-Backed Certificates
2.12%                                                       02/25/33                        653,319            654,921     (i)
5.75%                                                       05/25/32                         32,000             31,800
Citibank Credit Card Issuance Trust
6.65%                                                       05/15/08                         56,000             59,051
Citibank Credit Card Issuance Trust (Class B)
2.12%                                                       03/07/08                        325,000            325,694     (i)
Citibank Credit Card Issuance Trust (Class C)
4.45%                                                       04/07/10                        274,000            278,547
Countrywide Asset-Backed Certificates
2.05%                                                       05/25/33                        158,019            158,323     (i)
Countrywide Asset-Backed Certificates (Class A)
1.86%                                                       07/25/31                         19,321             19,335     (i)
Countrywide Home Equity Loan Trust (Class A)
1.99%                                                       07/15/27                        285,935            285,926     (i)
Daimler Chrysler Auto Trust (Class B)
2.85%                                                       08/08/10                         60,000             59,192
Discover Card Master Trust I (Class A)
1.94%                                                       11/15/07                        350,000            350,385     (i)
Federal National Mortgage Assoc.
3.95%                                                       12/26/31                        317,000            319,403
Fleet Credit Card Master Trust II (Class A)
5.60%                                                       12/15/08                        200,000            208,835
Fleet Home Equity Loan Trust (Class A)
2.06%                                                       01/20/33                        861,994            861,955     (i)
Ford Credit Auto Owner Trust (Class B)
4.79%                                                       11/15/06                        217,000            220,670
Ford Credit Floorplan Master Owner Trust (Class A)
1.80%                                                       07/15/09                      2,500,000          2,500,603     (i)
Green Tree Financial Corp.
6.90%                                                       04/15/18                            821                821
MBNA Credit Card Master Note Trust
4.05%                                                       01/15/08                        138,000            139,527
MBNA Master Credit Card Trust USA (Class A)
2.02%                                                       08/15/08                        300,000            301,124     (i)
Merrill Lynch Home Equity Loan
2.02%                                                       09/25/27                         56,082             55,991     (i)
Mid-State Trust (Class A)
7.54%                                                       07/01/35                          3,750              3,856
Peco Energy Transition Trust
6.52%                                                       12/31/10                        192,000            215,871
Residential Asset Mortgage Products Inc.
2.17%                                                       12/25/33                        587,806            589,748     (i)
Residential Asset Mortgage Products Inc. (Class A)
2.12%                                                       06/25/32                        337,955            338,272     (i)
Residential Asset Securities Corp. (Class A)
2.09%                                                       07/25/32                         62,632             62,582     (i)
Saxon Asset Securities Trust (Class A)
2.24%                                                       12/25/32                        421,800            422,602     (i)
Wells Fargo Home Equity Trust
3.97%                                                       09/25/34                         77,000             76,808     (i)

TOTAL ASSET BACKED
(COST $10,313,412)                                                                                          10,301,399

CORPORATE NOTES - 20.8%
Alberta Energy Co. Ltd.
7.38%                                                       11/01/31                         65,000             76,497
Allied Waste North America
6.13%                                                       02/15/14                         65,000             60,613
Allstate Financial Global Funding
5.25%                                                       02/01/07                        250,000            262,513     (b)
American Electric Power Co. Inc. (Series D)
5.25%                                                       06/01/15                         90,000             90,568
American Greetings
6.10%                                                       08/01/28                        160,000            170,800
American Standard Inc.
7.38%                                                       04/15/05                        270,000            275,400
7.63%                                                       02/15/10                        170,000            192,525
Anadarko Petroleum Corp.
5.00%                                                       10/01/12                        125,000            129,064
Appalachian Power Co. (Series C)
2.30%                                                       06/29/07                        140,000            140,030     (i)
Appalachian Power Co. (Series E)
4.80%                                                       06/15/05                        140,000            141,899
Appalachian Power Co. (Series G)
3.60%                                                       05/15/08                        150,000            149,017
Arizona Public Service Co.
5.63%                                                       05/15/33                        130,000            122,669
AT&T Wireless Services Inc.
7.35%                                                       03/01/06                        130,000            138,083
8.75%                                                       03/01/31                        220,000            288,922
Aztar Corp.
7.88%                                                       06/15/14                         40,000             42,400     (b)
Bank of America Corp.
1.87%                                                       02/17/09                         10,000             10,040     (i)
3.88%                                                       01/15/08                        215,000            217,990
7.40%                                                       01/15/11                        320,000            373,717
BB&T Corp.
4.75%                                                       10/01/12                         80,000             80,151
6.38%                                                       06/30/05                         60,000             61,639     (i)
BBVA Bancomer Capital Trust I
10.50%                                                      02/16/11                         30,000             32,850     (b)
BCP Caylux Holdings Luxembourg SCA
9.63%                                                       06/15/14                         65,000             70,200     (b)
Belo Corp.
8.00%                                                       11/01/08                        185,000            211,394
British Telecommunications PLC.
8.38%                                                       12/15/10                        135,000            162,943     (o)
Burlington Northern Santa Fe Corp.
8.13%                                                       04/15/20                        265,000            331,706
Cablevision Systems Corp.
8.00%                                                       04/15/12                         90,000             94,050     (b)
Campbell Soup Co.
5.50%                                                       03/15/07                        160,000            168,625
Carolina Power & Light Co.
6.13%                                                       09/15/33                        190,000            198,851
Cendant Corp.
6.25%                                                       01/15/08                        240,000            258,980
Charter One Bank Fsb
6.38%                                                       05/15/12                        115,000            126,662
Chesapeake Energy Corp.
7.50%                                                       06/15/14                         65,000             71,013
Citigroup Inc.
6.00%                                                       10/31/33                        230,000            233,172
6.63%                                                       06/15/32                         80,000             87,744
City National Corp.
5.13%                                                       02/15/13                        135,000            135,878
CNF Inc.
6.70%                                                       05/01/34                        265,000            274,045
Comcast Cable Communications Holdings Inc.
8.38%                                                       03/15/13                         50,000             60,552
ConAgra Foods Inc.
6.00%                                                       09/15/06                        250,000            263,364
Consolidated Natural Gas Co.
5.38%                                                       11/01/06                        255,000            265,464
Consumers Energy Co. (Series L)
5.00%                                                       02/15/12                        160,000            162,545     (b)
Countrywide Home Loans Inc.
5.63%                                                       05/15/07                        100,000            105,458
COX Communications Inc.
7.75%                                                       11/01/10                        280,000            313,846
COX Enterprises Inc.
8.00%                                                       02/15/07                         75,000             80,493     (b)
CSX Corp.
5.50%                                                       08/01/13                         85,000             87,379
CSX Transportation Inc.
9.75%                                                       06/15/20                        105,000            144,944
DaimlerChrysler NA Holding Corp.
2.34%                                                       05/24/06                        430,000            431,592     (i)
7.25%                                                       01/18/06                        290,000            306,087
Delhaize America Inc.
7.38%                                                       04/15/06                        440,000            466,312
Dex Media Inc.
8.00%                                                       11/15/13                         65,000             68,250
Dominion Resources Inc. (Series B)
4.13%                                                       02/15/08                        130,000            131,720
DR Horton Inc.
5.63%                                                       09/15/14                         30,000             29,850
Duke Capital LLC
4.30%                                                       05/18/06                         90,000             91,294
4.33%                                                       11/16/06                        135,000            137,436
6.25%                                                       02/15/13                         55,000             58,986
Duke Energy Corp.
4.50%                                                       04/01/10                        155,000            157,577
Echostar DBS Corp.
6.63%                                                       10/01/14                        130,000            129,188     (b)
El Paso Electric Co. (Series D)
8.90%                                                       02/01/06                        170,000            182,184
Enterprise Products Operating LP
4.00%                                                       10/15/07                        180,000            180,993     (b)
EOP Operating LP (REIT)
7.25%                                                       02/15/18                         25,000             28,285
7.75%                                                       11/15/07                        335,000            373,393
European Investment Bank
4.63%                                                       03/01/07                         45,000             46,789
FedEx Corp.
2.65%                                                       04/01/07                        180,000            177,261
Ford Motor Co.
7.45%                                                       07/16/31                         85,000             83,347
Ford Motor Credit Co.
5.63%                                                       10/01/08                        315,000            325,594
7.38%                                                       02/01/11                        190,000            206,686
General Mills Inc.
5.13%                                                       02/15/07                        110,000            114,671
General Motors Acceptance Corp.
2.60%                                                       05/18/06                        395,000            396,580     (i)
6.13%                                                       09/15/06                         85,000             88,838
6.75%                                                       01/15/06                        110,000            114,816
7.25%                                                       03/02/11                        100,000            107,445
General Motors Corp.
7.20%                                                       01/15/11                        150,000            159,365
Georgia Power Co.
4.88%                                                       07/15/07                        200,000            207,836
Glencore Funding LLC
6.00%                                                       04/15/14                         50,000             48,492     (b)
Goldman Sachs Group Inc.
6.60%                                                       01/15/12                         20,000             22,319
Goodrich Corp.
7.10%                                                       11/15/27                        185,000            200,469
Grupo Televisa S.A.
8.00%                                                       09/13/11                        130,000            148,850
HBOS Capital Funding LP
6.07%                                                       06/30/49                        230,000            243,169   (b,i)
HBOS PLC.
3.13%                                                       01/12/07                        335,000            334,669     (b)
Hertz Corp.
2.90%                                                       08/05/08                         40,000             40,376     (i)
6.35%                                                       06/15/10                        135,000            140,446
Houghton Mifflin Co.
9.88%                                                       02/01/13                        100,000            105,000
Household Finance Corp.
3.38%                                                       02/21/06                        100,000            100,832
6.38%                                                       11/27/12                         70,000             77,573
6.50%                                                       11/15/08                        150,000            165,172
6.75%                                                       05/15/11                        335,000            377,295
HSBC Capital Funding LP
9.55%                                                       12/31/49                         65,000             81,865   (b,i)
Hudson United Bank
7.00%                                                       05/15/12                        400,000            445,177
Huntington National Bank
2.75%                                                       10/16/06                        220,000            218,579
Hydro Quebec
8.25%                                                       04/15/26                        165,000            226,016
International Paper Co.
6.75%                                                       09/01/11                        110,000            122,895
Intrawest Corp.
7.50%                                                       10/15/13                         65,000             67,356     (b)
Iron Mountain Inc.
6.63%                                                       01/01/16                        105,000            102,375
iStar Financial Inc. (REIT)
3.12%                                                       03/12/07                        145,000            146,160     (i)
4.88%                                                       01/15/09                        250,000            250,508
Jersey Central Power & Light
5.63%                                                       05/01/16                        105,000            109,107     (b)
John Hancock Funds
6.50%                                                       03/01/11                        200,000            223,034     (b)
Kellogg Co. (Series B)
6.60%                                                       04/01/11                        250,000            281,232
Kerr-McGee Corp.
5.88%                                                       09/15/06                        140,000            146,422
6.95%                                                       07/01/24                        120,000            128,167
Keycorp
4.63%                                                       05/16/05                        310,000            313,877
Kinder Morgan Inc.
6.50%                                                       09/01/12                        160,000            175,838
Liberty Media Corp.
3.38%                                                       09/17/06                        525,000            532,560     (i)
Lockheed Martin Corp.
8.50%                                                       12/01/29                        110,000            145,645
Lyondell Chemical Co.
10.50%                                                      06/01/13                         65,000             75,075
Masco Corp.
6.75%                                                       03/15/06                        375,000            395,763
Metropolitan Life Global Funding I
4.75%                                                       06/20/07                         40,000             41,453     (b)
Midamerican Energy Holdings Co.
3.50%                                                       05/15/08                        200,000            196,765
Midwest Generation LLC (Series B)
8.56%                                                       01/02/16                         65,000             68,250
Mohegan Tribal Gaming Authority
7.13%                                                       08/15/14                         65,000             68,088     (b)
Monumental Global Funding III (Series A)
5.20%                                                       01/30/07                        250,000            262,470     (b)
Morgan Stanley
4.25%                                                       05/15/10                         80,000             80,141
Motorola Inc.
4.61%                                                       11/16/07                        285,000            292,820
NB Capital Trust IV
8.25%                                                       04/15/27                        110,000            124,521
Noble Energy Inc.
8.00%                                                       04/01/27                        130,000            159,284
Nordic Investment Bank
2.75%                                                       01/11/06                          5,000              5,015
Norfolk Southern Railway Co.
9.75%                                                       06/15/20                        145,000            200,161
Northeast Utilities (Series B)
3.30%                                                       06/01/08                        235,000            229,293
Northrop Grumman Corp.
4.08%                                                       11/16/06                         70,000             71,112
Ocean Energy Inc.
4.38%                                                       10/01/07                         75,000             76,534
Ohio Power Co. (Series E)
6.60%                                                       02/15/33                         65,000             70,846
Omnicare Inc.
6.13%                                                       06/01/13                         25,000             25,125
Oncor Electric Delivery Co.
6.38%                                                       05/01/12                        325,000            359,564
Pacific Gas & Electric Co.
2.30%                                                       04/03/06                        375,000            376,125     (i)
PanAmSat Corp.
9.00%                                                       08/15/14                        130,000            135,200     (b)
Pemex Finance Ltd.
9.03%                                                       02/15/11                        250,000            291,673
9.69%                                                       08/15/09                        270,000            306,769
Pemex Project Funding Master Trust
7.38%                                                       12/15/14                         30,000             32,700
8.63%                                                       02/01/22                        130,000            148,200
Petrobras International Finance Co.
7.75%                                                       09/15/14                         65,000             64,350
Petro-Canada
5.35%                                                       07/15/33                        200,000            181,257
Petroleos Mexicanos
9.50%                                                       09/15/27                        145,000            177,988
Pioneer Natural Resources Co.
6.50%                                                       01/15/08                        240,000            260,590
Principal Life Global Funding I
5.25%                                                       01/15/13                        160,000            164,316     (b)
Procter & Gamble - ESOP (Series A)
9.36%                                                       01/01/21                        275,000            372,157
Progress Energy Inc.
5.85%                                                       10/30/08                        135,000            143,565
Prudential Financial Inc.
4.10%                                                       11/15/06                        130,000            132,162
PSI Energy Inc.
6.65%                                                       06/15/06                        115,000            121,275
Public Service Co. of New Mexico
4.40%                                                       09/15/08                        185,000            187,119
Puget Energy Inc.
3.36%                                                       06/01/08                        125,000            123,001
Quest Diagnostics
6.75%                                                       07/12/06                        115,000            121,843
RBS Capital Trust I
5.51%                                                       09/29/49                        195,000            197,854     (i)
Royal Bank of Scotland Group PLC.
7.65%                                                       08/31/49                         35,000             41,603     (i)
Safeco Corp.
4.20%                                                       02/01/08                         65,000             66,149
Saks Inc.
7.00%                                                       12/01/13                         65,000             66,300
Shurgard Storage Centers Inc.
5.88%                                                       03/15/13                        220,000            225,817
Simon Property Group LP
4.88%                                                       08/15/10                        150,000            152,004     (b)
Sinclair Broadcast Group Inc.
8.00%                                                       03/15/12                         65,000             67,438
Southern California Edison Co.
8.00%                                                       02/15/07                        120,000            132,880
Southwest Airlines Co.
5.25%                                                       10/01/14                         30,000             29,926
Sprint Capital Corp.
4.78%                                                       08/17/06                        200,000            205,613     (o)
6.13%                                                       11/15/08                        230,000            248,638
7.63%                                                       01/30/11                        200,000            231,678
8.38%                                                       03/15/12                        200,000            242,249
Telefonos de Mexico S.A. de C.V.
4.50%                                                       11/19/08                        165,000            165,652
8.25%                                                       01/26/06                        330,000            351,476
TELUS Corp.
7.50%                                                       06/01/07                        220,000            241,621
Textron Inc.
4.50%                                                       08/01/10                        310,000            315,048
Tyco International Group S.A.
5.80%                                                       08/01/06                        200,000            209,547
6.75%                                                       02/15/11                         50,000             56,224
Tyson Foods Inc.
7.25%                                                       10/01/06                        525,000            562,751
UBS Preferred Funding Trust I
8.62%                                                       10/29/49                        130,000            158,110     (i)
Union Pacific Corp.
6.65%                                                       01/15/11                        170,000            189,149
US Bank National Assoc.
2.85%                                                       11/15/06                         45,000             44,853
Valero Energy Corp.
6.88%                                                       04/15/12                         25,000             28,045
7.50%                                                       04/15/32                         25,000             29,303
Verizon Global Funding Corp.
7.75%                                                       12/01/30 - 06/15/32              95,000            113,823
Verizon Pennsylvania Inc. (Series A)
5.65%                                                       11/15/11                        445,000            468,899
VF Corp.
6.00%                                                       10/15/33                        100,000            100,825
Wachovia Corp.
5.25%                                                       08/01/14                        200,000            204,432
Walt Disney Co.
6.75%                                                       03/30/06                        165,000            174,196
Warner Music Group
7.38%                                                       04/15/14                         40,000             41,400     (b)
Washington Mutual Inc.
5.63%                                                       01/15/07                          5,000              5,267
Westar Energy Inc.
9.75%                                                       05/01/07                        115,000            131,008
Weyerhaeuser Co.
6.00%                                                       08/01/06                         50,000             52,628
6.13%                                                       03/15/07                        435,000            463,760
6.75%                                                       03/15/12                         60,000             67,293
Wisconsin Energy Corp.
5.88%                                                       04/01/06                         73,000             76,167

TOTAL CORPORATE NOTES
(COST $29,360,159)                                                                                          29,792,741

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6%
Bear Stearns Commercial Mortgage Securities
5.20%                                                       01/12/41                        288,000            298,066     (i)
Bear Stearns Commercial Mortgage Securities (Class A)
3.88%                                                       08/13/39                        495,000            492,698
4.68%                                                       08/13/39                        450,000            450,955
6.02%                                                       02/14/31                        300,000            324,656
Bear Stearns Commercial Mortgage Securities (Class B)
6.20%                                                       02/14/31                         25,000             27,320
CalSTRS Trust
4.13%                                                       11/20/12                        529,000            537,960     (b)
Citicorp Mortgage Securities Inc. (Class B)
6.13%                                                       08/25/32 - 08/25/32             277,523            277,861     (i)
Crusade Global Trust (Class A)
2.10%                                                       09/18/34                        285,120            284,683     (i)
CS First Boston Mortgage Securities Corp.
6.13%                                                       04/15/37                        175,000            192,494
7.33%                                                       01/15/37                      1,098,984             26,564 (b,d,i)
First Union-Lehman Brothers-Bank of America (Class A)
6.56%                                                       11/18/35                        168,000            182,959
GMAC Commercial Mortgage Securities Inc. (Class A)
6.42%                                                       05/15/35                        361,000            393,520
Granite Mortgages PLC.
1.33%                                                       01/20/43                      1,634,783          1,635,697     (i)
GS Mortgage Securities Corp. II
2.04%                                                       11/15/15                        450,000            450,294   (b,i)
Impac CMB Trust (Class A)
2.05%                                                       11/25/32                        467,451            468,190     (i)
2.22%                                                       12/25/33                        900,580            900,238     (i)
JP Morgan Chase Commercial Mortgage
  Securities Corp.
1.38%                                                       01/12/39                      3,055,000            162,538   (b,i)
6.47%                                                       11/15/35                        190,000            212,600
JP Morgan Chase Commercial Mortgage
  Securities Corp. (Class A)
4.92%                                                       10/15/37                        301,000            305,854     (i)
LB-UBS Commercial Mortgage Trust
3.57%                                                       03/15/34                        740,000             16,361 (b,d,i)
4.06%                                                       09/15/27                        495,000            497,260     (i)
6.17%                                                       04/15/37                      4,266,756             88,002 (b,d,i)
6.23%                                                       03/15/26                        130,000            142,178
7.34%                                                       09/15/37                      3,353,321             55,539 (b,d,i)
7.46%                                                       03/15/36                      3,271,655             89,971 (b,d,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                       12/15/30                        172,000            189,412
6.65%                                                       11/15/27                        144,000            162,450
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                       07/14/16                         34,000             38,218     (b)
Master Alternative Loans Trust
5.00%                                                       08/25/18                        302,314             35,522     (g)
6.50%                                                       08/25/34                        457,984            479,166
Morgan Stanley Capital I
5.11%                                                       06/15/40                        115,000            117,804     (i)
Morgan Stanley Capital I (Class A)
4.66%                                                       09/13/45                        265,000            264,067
7.11%                                                       04/15/33                        513,000            579,208
Morgan Stanley Capital I (Class D)
7.09%                                                       07/15/30                        159,000            179,504     (i)
Morgan Stanley Dean Witter Capital I
1.02%                                                       10/15/35                      1,256,000             27,432   (b,i)
1.06%                                                       04/15/34                        799,000             19,131   (b,i)
3.60%                                                       02/01/31                        610,122             31,134 (b,d,i)
7.20%                                                       10/15/33                        199,000            227,688
Morgan Stanley Dean Witter Capital I (Class A)
5.98%                                                       02/15/31                         82,242             84,892
6.39%                                                       10/15/35                        150,000            167,542
6.54%                                                       02/15/31                         50,000             54,540
Nomura Asset Securities Corp. (Class A)
6.59%                                                       03/15/30                        500,000            547,809
Puma Finance Ltd. (Class A)
1.78%                                                       10/11/34                        421,524            422,072     (i)
Wachovia Bank Commercial Mortgage Trust
2.18%                                                       03/15/15                        110,000            110,157   (b,i)
2.28%                                                       03/15/15                        100,000            100,498   (b,i)

TOTAL NON-AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS
(COST $12,337,566)                                                                                          12,352,704

SOVEREIGN BONDS - 1.0%
Government of Bahamas
6.63%                                                       05/15/33                        135,000            150,839     (b)
Government of Finland
4.75%                                                       03/06/07                        140,000            145,936
Mexico Government International Bond
6.75%                                                       09/27/34                        140,000            134,820
Ontario Electricity Financial Corp.
7.45%                                                       03/31/13                         28,000             34,064
Province of British Columbia
4.63%                                                       10/03/06                        455,000            470,377
Province of Manitoba Canada
4.25%                                                       11/20/06                        175,000            179,749
Province of New Brunswick
3.50%                                                       10/23/07                        160,000            161,391
Province of Ontario
3.50%                                                       09/17/07                        160,000            161,349
5.13%                                                       07/17/12                         25,000             26,435

TOTAL SOVEREIGN BONDS
(COST $1,437,677)                                                                                            1,464,960

TOTAL BONDS AND NOTES
(COST $151,803,321)                                                                                        151,696,477



                                                                                       NUMBER OF SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
-------------------------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I
(COST $268,450)                                                                                 260           $267,800   (b,i)

PURCHASED OPTIONS - 0.0%*
-------------------------------------------------------------------------------------------------------------------------------

Eurodollar Futures                                                                          150,000                375
U S Treasury Notes Futures                                                                   56,000             20,125

TOTAL PURCHASED OPTIONS
(COST $33,156)                                                                                                  20,500

TOTAL INVESTMENTS IN SECURITIES
(COST $152,104,927)                                                                                        151,984,777
                                                                                                           -----------
SHORT-TERM INVESTMENTS - 5.4%
-------------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                                                            7,789,617          7,789,617     (j)
(COST $7,789,617)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET (11.5)%                                                        (16,508,113)

NET ASSETS - 100%                                                                                         $143,266,281
                                                                                                          ------------


-------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------------

The GEI Income Fund had the following written option contracts open at September 30, 2004:


                                                                            EXPIRATION DATE/      NUMBER OF
CALL OPTIONS                                                                  STRIKE PRICE        CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures
 (Written Option Premium $16,429)                                             Oct 04 / 111.50       56              $(10,500)



                                                                            EXPIRATION DATE/      NUMBER OF
PUT OPTIONS                                                                   STRIKE PRICE        CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures
 (Written Option Premium $10,304)                                             Oct 04 / 109.50       56               $(5,250)


The GEI Income Fund had the following
long futures contracts open at
September 30, 2004:

                                                                                            CURRENT           UNREALIZED
 DESCRIPTION                                 EXPIRATION DATE       NUMBER OF CONTRACTS   NOTIONAL VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 5 Yr. Futures              December 2004                64               $7,088,000         $63,010

The GEI Income Fund had the following
short futures contracts open at
September 30, 2004:



                                                                                              CURRENT           UNREALIZED
DESCRIPTION                                  EXPIRATION DATE       NUMBER OF CONTRACTS     NOTIONAL VALUE      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yr. Futures             December 2004                30             $(3,378,750)           $(6,433)


REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)


                                                           NUMBER OF SHARES                              VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.1%
---------------------------------------------------------------------------------------------------------------------------

APARTMENT - 17.4%
Archstone-Smith Trust                                           113,977                               $3,606,232
AvalonBay Communities Inc.                                       38,080                                2,293,178
BRE Properties                                                   82,700                                3,171,545
Equity Residential                                              173,600                                5,381,600
Essex Property Trust Inc.                                        54,640                                3,925,884
United Dominion Realty Trust Inc.                               108,790                                2,157,306
                                                                                                      20,535,745

CONSUMER CYCLICAL - 4.6%
Host Marriott Corp.                                             302,440                                4,243,233       (a)
La Quinta Corp.                                                 147,850                                1,153,230       (a)
                                                                                                       5,396,463

DIVERSIFIED - 5.6%
Glenborough Realty Trust Inc.                                   112,500                                2,336,625
Northstar Capital Investment Corp.                               30,000                                  360,000   (a,b,k)
Northstar Capital Investment Corp.                               75,000                                  900,000   (a,b,k)
Vornado Realty Trust                                             48,500                                3,039,980
                                                                                                       6,636,605

DIVERSIFIED FINANCIALS - 1.4%
New Century Financial Corp.                                      29,100                                1,687,800


HOTELS RESTAURANTS & LEISURE - 4.7%
Starwood Hotels & Resorts Worldwide Inc.                        117,790                                5,467,812


MANUFACTURED HOME - 1.0%
Manufactured Home Communities Inc.                               36,000                                1,196,640


MORTGAGE - 1.0%
RAIT Investment Trust                                            41,940                                1,147,059


OFFICE/INDUSTRIAL - 21.4%
AMB Property Corp.                                               93,530                                3,462,481
Boston Properties Inc.                                           61,130                                3,385,991
Duke Realty Corp.                                                92,470                                3,070,004
Equity Office Properties Trust                                  169,300                                4,613,425
Prologis                                                        149,330                                5,262,389
Reckson Associates Realty Corp.                                 108,250                                3,112,187
Trizec Properties Inc.                                          147,300                                2,352,381
                                                                                                      25,258,858

REAL ESTATE - 20.7%
Boca Resorts Inc. (Class A)                                     178,740                                3,319,202       (a)
Kimco Realty Corp.                                               80,330                                4,120,929
LaSalle Hotel Properties                                         14,570                                  402,132
Regency Centers Corp.                                            91,100                                4,235,239
Rouse Co.                                                        61,340                                4,102,419
Taubman Centers Inc.                                             49,400                                1,276,002
The Mills Corp.                                                  56,100                                2,909,907
Weingarten Realty Investors                                     122,565                                4,045,871
                                                                                                      24,411,701

REGIONAL MALL - 12.9%
General Growth Properties Inc.                                  168,310                                5,217,610
Macerich Co.                                                     54,000                                2,877,660
Simon Property Group Inc.                                       133,900                                7,181,057
                                                                                                      15,276,327

REAL ESTATE INVESTMENT TRUSTS - 2.5%
iStar Financial Inc.                                             57,620                                2,375,672
LNR Property Corp.                                                9,740                                  603,003
                                                                                                       2,978,675

SHOPPING CENTER - 2.9%
Developers Diversified Realty Corp.                              87,480                                3,424,842

TOTAL COMMON STOCK
(COST $101,786,651)                                                                                  113,418,527

---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.9%
---------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS - 0.9%
Accredited Mortgage Loan REIT Trust                              43,550                                1,108,348
(COST $1,088,750)

TOTAL INVESTMENTS IN SECURITIES
(COST $102,875,401)                                                                                  114,526,875

---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.2%
---------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                                3,742,588                                3,742,588       (j)
(COST $3,742,588)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                                    (197,274)

                                                                                                    ------------
NET ASSETS - 100%                                                                                   $118,072,189
                                                                                                    ============

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

NOTES TO SCHEDULES OF INVESTMENTS September 30, 2004
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $70,386; $1,260,000; $1,250,750; $5,416,593 or 0.02%,
         1.07%, 2.66% and 3.78% of net assets for the Total Return Fund, Real
         Estate Fund, International Equity Fund and Income Fund respectively.
         These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e)      State Street Corp. is the parent company of State Street Bank & Trust
         Co., the Fund's custodian

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2004.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Short-Term Investment Fund. No Advisory fee is charged by GEAM to the GEI Short-Term Investment nor will the Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the GEI Short-Term Investment
         Fund.

(k) Security has been valued at fair-value determined in good faith under procedure adopted by the Board of Directors of the fund.

(l)      All or a portion of the security is out on loan.

(m) All or a portion of the security purchased with collateral from securities lending

(n)      General Electric Co. is the parent company of GE Asset Management
         Incorporated, the Fund's Investment Adviser.

(o)      Step Coupon bond.

*        Less than 0.1%


ABBREVIATIONS:

CAD         Canadian Dollar
EUR         Euro
GBP         British Pound
JPY         Japanese Yen
SEK         Swedish Krona
USD         United States Dollar
ADR         American Depositary Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Securities


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 29, 2004


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, GE Investments Funds, Inc.

Date:  November 29, 2004